UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Independence

Fund -
Class K

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Independence	.61%
Actual		$ 1,000.00	$ 1,185.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class K	.50%
Actual		$ 1,000.00	$ 1,185.90	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	7.5
Gilead Sciences, Inc.	2.3	1.7
Google, Inc. Class A	2.3	0.0
PulteGroup, Inc.	2.2	2.2
Citigroup, Inc.	2.0	1.8
Home Depot, Inc.	2.0	1.8
Valeant Pharmaceuticals International, Inc. (Canada)	2.0	1.3
Green Mountain Coffee Roasters, Inc.	2.0	1.1
Pioneer Natural Resources Co.	1.9	2.4
Bank of America Corp.	1.8	0.0
	23.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	30.1	28.1
Health Care	19.5	15.7
Information Technology	12.9	18.9
Energy	11.4	11.3
Financials	10.8	6.9
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.8%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.8%	** Foreign investments	11.4%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 30.1%
Auto Components - 1.0%
Delphi Automotive PLC	800,000	$ 39,048
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	1,200,000	7,345
Estacio Participacoes SA	1,500,000	11,654
		18,999
Hotels, Restaurants & Leisure - 2.7%
Alsea S.A.B. de CV	3,500,000	9,732
Chipotle Mexican Grill, Inc. (a)	95,000	34,295
Fiesta Restaurant Group, Inc. (a)	158,800	5,649
Las Vegas Sands Corp.	400,000	23,160
Panera Bread Co. Class A (a)	126,600	24,286
Penn National Gaming, Inc. (a)	130,000	7,155
		104,277
Household Durables - 5.9%
D.R. Horton, Inc.	1,875,000	45,675
KB Home (d)	2,332,709	51,693
Mohawk Industries, Inc. (a)	100,000	11,117
PulteGroup, Inc. (a)	3,888,400	83,951
Toll Brothers, Inc. (a)	951,057	32,498
		224,934
Internet & Catalog Retail - 1.2%
priceline.com, Inc. (a)	60,000	48,236
Media - 7.6%
CBS Corp. Class B	782,200	38,719
Comcast Corp. Class A	1,700,000	68,255
Naspers Ltd. Class N	100,000	7,405
News Corp. Class A	1,800,000	57,798
Sirius XM Radio, Inc.	4,000,000	13,920
The Walt Disney Co.	975,500	61,535
Time Warner, Inc.	750,000	43,778
		291,410
Multiline Retail - 1.5%
Macy's, Inc.	1,163,200	56,229
Specialty Retail - 5.7%
Cabela's, Inc. Class A (a)	350,000	23,471
Conn's, Inc. (a)	349,800	17,221
Dick's Sporting Goods, Inc.	125,000	6,543
GNC Holdings, Inc.	700,000	31,521
Home Depot, Inc.	977,700	76,906
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	300,000	$ 12,633
Pier 1 Imports, Inc.	500,000	11,595
TJX Companies, Inc.	766,500	38,793
		218,683
Textiles, Apparel & Luxury Goods - 4.0%
Arezzo Industria e Comercio SA	471,000	8,242
Crocs, Inc. (a)	500,000	8,820
Deckers Outdoor Corp. (a)(d)	300,000	16,104
Michael Kors Holdings Ltd. (a)	606,747	38,116
Prada SpA	1,750,000	16,773
PVH Corp.	245,200	28,245
Vera Bradley, Inc. (a)(d)	283,889	6,671
VF Corp.	160,000	29,418
		152,389
TOTAL CONSUMER DISCRETIONARY		1,154,205
CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Fomento Economico Mexicano S.A.B. de CV unit	1,500,000	16,350
Monster Beverage Corp. (a)	861,600	47,035
		63,385
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,024,300	74,907
Orion Corp.	5,000	4,789
		79,696
TOTAL CONSUMER STAPLES		143,081
ENERGY - 11.4%
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	716,100	62,637
Cabot Oil & Gas Corp.	300,000	21,108
Cobalt International Energy, Inc. (a)	600,000	15,564
Concho Resources, Inc. (a)	533,000	44,591
Continental Resources, Inc. (a)	473,200	38,391
EOG Resources, Inc.	200,000	25,820
Genel Energy PLC (a)	638,500	9,168
Hess Corp.	400,000	26,964
HollyFrontier Corp.	300,000	14,850
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kosmos Energy Ltd. (a)	667,500	$ 6,889
Marathon Petroleum Corp.	300,000	24,750
Murphy Oil Corp.	225,000	14,247
Occidental Petroleum Corp.	350,000	32,225
Phillips 66	400,000	26,628
Pioneer Natural Resources Co.	521,500	72,322
		436,154
FINANCIALS - 10.8%
Capital Markets - 4.5%
Apollo Global Management LLC Class A	2,043,700	49,151
BlackRock, Inc. Class A	100,000	27,920
Goldman Sachs Group, Inc.	150,000	24,312
KKR & Co. LP	800,000	15,584
Morgan Stanley	1,183,100	30,642
The Blackstone Group LP	1,150,000	25,174
		172,783
Diversified Financial Services - 3.8%
Bank of America Corp.	5,000,000	68,300
Citigroup, Inc.	1,500,000	77,985
		146,285
Real Estate Investment Trusts - 0.5%
American Tower Corp.	243,300	18,938
Real Estate Management & Development - 1.1%
Altisource Asset Management Corp. (a)	19,780	5,538
Altisource Portfolio Solutions SA	197,800	18,647
Altisource Residential Corp. Class B (a)	170,533	3,111
CBRE Group, Inc. (a)	700,000	16,226
		43,522
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	750,000	32,085
TOTAL FINANCIALS		413,613
HEALTH CARE - 19.5%
Biotechnology - 10.9%
Achillion Pharmaceuticals, Inc. (a)	400,000	3,336
Alexion Pharmaceuticals, Inc. (a)	289,400	28,228
Amgen, Inc.	575,000	57,805
ARIAD Pharmaceuticals, Inc. (a)	782,600	14,353
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	280,000	$ 66,497
BioMarin Pharmaceutical, Inc. (a)	300,000	18,810
Clovis Oncology, Inc. (a)	164,600	6,021
Gilead Sciences, Inc. (a)	1,600,000	87,168
Infinity Pharmaceuticals, Inc. (a)	126,800	3,417
InterMune, Inc. (a)(d)	550,000	5,434
KYTHERA Biopharmaceuticals, Inc.	171,300	3,664
MannKind Corp. (a)(d)	500,000	3,335
Medivation, Inc. (a)	750,000	36,420
Onyx Pharmaceuticals, Inc. (a)	250,000	23,863
Regeneron Pharmaceuticals, Inc. (a)	150,000	36,281
Synageva BioPharma Corp. (a)	375,000	15,458
United Therapeutics Corp. (a)	100,000	6,647
		416,737
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corp. (a)	475,000	31,569
Haemonetics Corp. (a)	300,000	12,384
The Cooper Companies, Inc.	200,000	22,602
		66,555
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	411,600	20,192
Express Scripts Holding Co. (a)	1,000,000	62,120
Qualicorp SA (a)	786,000	6,954
Tenet Healthcare Corp. (a)	500,000	23,685
		112,951
Pharmaceuticals - 4.0%
Allergan, Inc.	225,000	22,385
Eli Lilly & Co.	300,000	15,948
Jazz Pharmaceuticals PLC (a)	250,000	16,993
Pacira Pharmaceuticals, Inc. (a)(d)	100,000	2,930
Santarus, Inc. (a)	400,000	8,908
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	75,959
ViroPharma, Inc. (a)	400,000	11,000
		154,123
TOTAL HEALTH CARE		750,366
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.3%
Airlines - 4.8%
AMR Corp. (a)	4,000,000	$ 20,000
Copa Holdings SA Class A	113,000	14,839
Delta Air Lines, Inc. (a)	2,261,775	40,735
United Continental Holdings, Inc. (a)	1,594,100	51,744
US Airways Group, Inc. (a)	3,350,000	58,860
		186,178
Electrical Equipment - 0.9%
Eaton Corp. PLC	500,000	33,030
Industrial Conglomerates - 0.1%
General Electric Co.	200,000	4,664
Professional Services - 0.5%
Bureau Veritas SA (d)	150,000	17,434
TOTAL INDUSTRIALS		241,306
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,000,000	8,400
Computers & Peripherals - 5.7%
3D Systems Corp. (a)(d)	300,000	14,556
Apple, Inc.	454,300	204,279
		218,835
Internet Software & Services - 4.6%
Bankrate, Inc. (a)	1,171,600	16,766
Cornerstone OnDemand, Inc. (a)	283,600	11,526
eBay, Inc. (a)	900,000	48,690
Facebook, Inc. Class A	246,740	6,008
Google, Inc. Class A (a)	100,000	87,041
Liquidity Services, Inc. (a)(d)	200,000	8,002
		178,033
IT Services - 1.0%
FleetCor Technologies, Inc. (a)	150,000	13,062
Visa, Inc. Class A	150,000	26,721
		39,783
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,260,800	20,072
NXP Semiconductors NV (a)	448,100	13,824
		33,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
CommVault Systems, Inc. (a)	250,000	$ 17,500
Tableau Software, Inc.	7,000	358
		17,858
TOTAL INFORMATION TECHNOLOGY		496,805
MATERIALS - 4.3%
Chemicals - 4.3%
Axiall Corp.	335,500	14,477
Eastman Chemical Co.	500,000	35,860
LyondellBasell Industries NV Class A (d)	721,500	48,088
Mexichem S.A.B. de CV	2,306,300	10,605
Rockwood Holdings, Inc.	203,300	13,552
Sherwin-Williams Co.	100,000	18,853
Westlake Chemical Corp.	267,700	25,003
		166,438
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	400,000	30,108
TOTAL COMMON STOCKS (Cost $2,874,819)		3,832,076
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.12% (b)	8,966,398	8,966
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	181,084,650	181,085
TOTAL MONEY MARKET FUNDS (Cost $190,051)		190,051
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,064,870)		4,022,127
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(181,310)
NET ASSETS - 100%		$ 3,840,817
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	1,041
Total	$ 1,048
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,154,205	$ 1,137,432	$ 16,773	$ -
Consumer Staples	143,081	138,292	4,789	-
Energy	436,154	436,154	-	-
Financials	413,613	413,613	-	-
Health Care	750,366	750,366	-	-
Industrials	241,306	241,306	-	-
Information Technology	496,805	496,805	-	-
Materials	166,438	166,438	-	-
Telecommunication Services	30,108	30,108	-	-
Money Market Funds	190,051	190,051	-	-
Total Investments in Securities:	$ 4,022,127	$ 4,000,565	$ 21,562	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.2%
Canada	2.5%
Netherlands	1.6%
Ireland	1.3%
Bailiwick of Jersey	1.2%
Mexico	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $174,738) - See accompanying schedule: Unaffiliated issuers (cost $2,874,819)	$ 3,832,076
Fidelity Central Funds (cost $190,051)	190,051
Total Investments (cost $3,064,870)		$ 4,022,127
Receivable for investments sold		36,649
Receivable for fund shares sold		1,082
Dividends receivable		2,121
Distributions receivable from Fidelity Central Funds		268
Prepaid expenses		1
Receivable from investment adviser for expense reductions		4
Other receivables		114
Total assets		4,062,366

Liabilities
Payable for investments purchased	$ 35,338
Payable for fund shares redeemed	3,076
Accrued management fee	1,274
Other affiliated payables	532
Other payables and accrued expenses	244
Collateral on securities loaned, at value	181,085
Total liabilities		221,549

Net Assets		$ 3,840,817
Net Assets consist of:
Paid in capital		$ 3,470,914
Undistributed net investment income		8,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(595,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		957,253
Net Assets		$ 3,840,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,376,282 ÷ 112,135.0 shares)	$ 30.11

Class K: Net Asset Value, offering price and redemption price per share ($464,535 ÷ 15,420.3 shares)	$ 30.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 26,041
Income from Fidelity Central Funds		1,048
Total income		27,089

Expenses
Management fee Basic fee	$ 10,120
Performance adjustment	(2,602)
Transfer agent fees	2,613
Accounting and security lending fees	519
Custodian fees and expenses	152
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	36
Legal	7
Miscellaneous	17
Total expenses before reductions	10,910
Expense reductions	(469)	10,441
Net investment income (loss)		16,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,583
Foreign currency transactions	(74)
Total net realized gain (loss)		188,509
Change in net unrealized appreciation (depreciation) on: Investment securities	413,092
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		413,100
Net gain (loss)		601,609
Net increase (decrease) in net assets resulting from operations		$ 618,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,648	$ 6,414
Net realized gain (loss)	188,509	161,122
Change in net unrealized appreciation (depreciation)	413,100	301,112
Net increase (decrease) in net assets resulting from operations	618,257	468,648
Distributions to shareholders from net investment income	(7,078)	(9,642)
Share transactions - net increase (decrease)	(212,572)	(575,793)
Total increase (decrease) in net assets	398,607	(116,787)

Net Assets
Beginning of period	3,442,210	3,558,997
End of period (including undistributed net investment income of $8,473 and distributions in excess of net investment income of $1,097, respectively)	$ 3,840,817	$ 3,442,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60
Income from Investment Operations
Net investment income (loss) D	.13	.04	.05 G	(.03)	.06	.08
Net realized and unrealized gain (loss)	4.59	3.11	(.99)	4.26	4.96	(12.75)
Total from investment operations	4.72	3.15	(.94)	4.23	5.02	(12.67)
Distributions from net investment income	(.05)	(.06)	-	(.03)	(.09)	(.01)
Distributions from net realized gain	-	-	-	(.01)	-	(.75)
Total distributions	(.05)	(.06)	-	(.04)	(.09)	(.76)
Net asset value, end of period	$ 30.11	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17
Total Return B, C	18.59%	14.14%	(4.04)%	22.18%	35.62%	(47.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.78%	.70%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.61% A	.78%	.70%	.92%	.92%	.91%
Expenses net of all reductions	.58% A	.77%	.70%	.92%	.91%	.90%
Net investment income (loss)	.90% A	.17%	.21% G	(.16)%	.36%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 3,376	$ 3,055	$ 3,272	$ 3,988	$ 3,824	$ 3,407
Portfolio turnover rate F	64% A	82%	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.14	.07	.08 G	- J	.09	.09
Net realized and unrealized gain (loss)	4.58	3.12	(1.00)	4.26	4.96	(14.47)
Total from investment operations	4.72	3.19	(.92)	4.26	5.05	(14.38)
Distributions from net investment income	(.08)	(.10)	-	(.07)	(.11)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.08)	(.10)	-	(.07) K	(.11)	-
Net asset value, end of period	$ 30.12	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Total Return B, C	18.59%	14.33%	(3.95)%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E, I
Expenses before reductions	.50% A	.66%	.57%	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.50% A	.66%	.57%	.78%	.73%	.79% A
Expenses net of all reductions	.48% A	.65%	.57%	.77%	.72%	.78% A
Net investment income (loss)	1.01% A	.29%	.34% G	(.01)%	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 465	$ 387	$ 287	$ 243	$ 178	$ 78
Portfolio turnover rate F	64% A	82%	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 997,091
Gross unrealized depreciation	(44,897)
Net unrealized appreciation (depreciation) on securities and other investments	$ 952,194

Tax cost	$ 3,069,933

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,268)
2017	(772,898)
Total capital loss carryforward	$ (783,166)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,155,076 and $1,352,340, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,510.16
Class K	103.05
	$ 2,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,179.41%		$ -*

* Amount represents three hundred twenty-three dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,041, including $281 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $465 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Independence	$ 5,850	$ 8,340
Class K	1,228	1,302
Total	$ 7,078	$ 9,642

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Independence
Shares sold	2,240	5,070	$ 62,647	$ 124,552
Reinvestment of distributions	227	385	5,750	8,196
Shares redeemed	(10,394)	(31,826)	(288,369)	(767,573)
Net increase (decrease)	(7,927)	(26,371)	$ (219,972)	$ (634,825)
Class K
Shares sold	2,909	6,495	$ 82,232	$ 157,578
Reinvestment of distributions	48	61	1,227	1,302
Shares redeemed	(2,744)	(4,148)	(76,059)	(99,848)
Net increase (decrease)	213	2,408	$ 7,400	$ 59,032

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-K-USAN-0713
1.863218.104

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Independence	.61%
Actual		$ 1,000.00	$ 1,185.90	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.89	$ 3.07
Class K	.50%
Actual		$ 1,000.00	$ 1,185.90	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.44	$ 2.52

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.3	7.5
Gilead Sciences, Inc.	2.3	1.7
Google, Inc. Class A	2.3	0.0
PulteGroup, Inc.	2.2	2.2
Citigroup, Inc.	2.0	1.8
Home Depot, Inc.	2.0	1.8
Valeant Pharmaceuticals International, Inc. (Canada)	2.0	1.3
Green Mountain Coffee Roasters, Inc.	2.0	1.1
Pioneer Natural Resources Co.	1.9	2.4
Bank of America Corp.	1.8	0.0
	23.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	30.1	28.1
Health Care	19.5	15.7
Information Technology	12.9	18.9
Energy	11.4	11.3
Financials	10.8	6.9
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 99.8%		Stocks 99.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.8%	** Foreign investments	11.4%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 30.1%
Auto Components - 1.0%
Delphi Automotive PLC	800,000	$ 39,048
Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes SA	1,200,000	7,345
Estacio Participacoes SA	1,500,000	11,654
		18,999
Hotels, Restaurants & Leisure - 2.7%
Alsea S.A.B. de CV	3,500,000	9,732
Chipotle Mexican Grill, Inc. (a)	95,000	34,295
Fiesta Restaurant Group, Inc. (a)	158,800	5,649
Las Vegas Sands Corp.	400,000	23,160
Panera Bread Co. Class A (a)	126,600	24,286
Penn National Gaming, Inc. (a)	130,000	7,155
		104,277
Household Durables - 5.9%
D.R. Horton, Inc.	1,875,000	45,675
KB Home (d)	2,332,709	51,693
Mohawk Industries, Inc. (a)	100,000	11,117
PulteGroup, Inc. (a)	3,888,400	83,951
Toll Brothers, Inc. (a)	951,057	32,498
		224,934
Internet & Catalog Retail - 1.2%
priceline.com, Inc. (a)	60,000	48,236
Media - 7.6%
CBS Corp. Class B	782,200	38,719
Comcast Corp. Class A	1,700,000	68,255
Naspers Ltd. Class N	100,000	7,405
News Corp. Class A	1,800,000	57,798
Sirius XM Radio, Inc.	4,000,000	13,920
The Walt Disney Co.	975,500	61,535
Time Warner, Inc.	750,000	43,778
		291,410
Multiline Retail - 1.5%
Macy's, Inc.	1,163,200	56,229
Specialty Retail - 5.7%
Cabela's, Inc. Class A (a)	350,000	23,471
Conn's, Inc. (a)	349,800	17,221
Dick's Sporting Goods, Inc.	125,000	6,543
GNC Holdings, Inc.	700,000	31,521
Home Depot, Inc.	977,700	76,906
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	300,000	$ 12,633
Pier 1 Imports, Inc.	500,000	11,595
TJX Companies, Inc.	766,500	38,793
		218,683
Textiles, Apparel & Luxury Goods - 4.0%
Arezzo Industria e Comercio SA	471,000	8,242
Crocs, Inc. (a)	500,000	8,820
Deckers Outdoor Corp. (a)(d)	300,000	16,104
Michael Kors Holdings Ltd. (a)	606,747	38,116
Prada SpA	1,750,000	16,773
PVH Corp.	245,200	28,245
Vera Bradley, Inc. (a)(d)	283,889	6,671
VF Corp.	160,000	29,418
		152,389
TOTAL CONSUMER DISCRETIONARY		1,154,205
CONSUMER STAPLES - 3.7%
Beverages - 1.6%
Fomento Economico Mexicano S.A.B. de CV unit	1,500,000	16,350
Monster Beverage Corp. (a)	861,600	47,035
		63,385
Food Products - 2.1%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,024,300	74,907
Orion Corp.	5,000	4,789
		79,696
TOTAL CONSUMER STAPLES		143,081
ENERGY - 11.4%
Oil, Gas & Consumable Fuels - 11.4%
Anadarko Petroleum Corp.	716,100	62,637
Cabot Oil & Gas Corp.	300,000	21,108
Cobalt International Energy, Inc. (a)	600,000	15,564
Concho Resources, Inc. (a)	533,000	44,591
Continental Resources, Inc. (a)	473,200	38,391
EOG Resources, Inc.	200,000	25,820
Genel Energy PLC (a)	638,500	9,168
Hess Corp.	400,000	26,964
HollyFrontier Corp.	300,000	14,850
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kosmos Energy Ltd. (a)	667,500	$ 6,889
Marathon Petroleum Corp.	300,000	24,750
Murphy Oil Corp.	225,000	14,247
Occidental Petroleum Corp.	350,000	32,225
Phillips 66	400,000	26,628
Pioneer Natural Resources Co.	521,500	72,322
		436,154
FINANCIALS - 10.8%
Capital Markets - 4.5%
Apollo Global Management LLC Class A	2,043,700	49,151
BlackRock, Inc. Class A	100,000	27,920
Goldman Sachs Group, Inc.	150,000	24,312
KKR & Co. LP	800,000	15,584
Morgan Stanley	1,183,100	30,642
The Blackstone Group LP	1,150,000	25,174
		172,783
Diversified Financial Services - 3.8%
Bank of America Corp.	5,000,000	68,300
Citigroup, Inc.	1,500,000	77,985
		146,285
Real Estate Investment Trusts - 0.5%
American Tower Corp.	243,300	18,938
Real Estate Management & Development - 1.1%
Altisource Asset Management Corp. (a)	19,780	5,538
Altisource Portfolio Solutions SA	197,800	18,647
Altisource Residential Corp. Class B (a)	170,533	3,111
CBRE Group, Inc. (a)	700,000	16,226
		43,522
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	750,000	32,085
TOTAL FINANCIALS		413,613
HEALTH CARE - 19.5%
Biotechnology - 10.9%
Achillion Pharmaceuticals, Inc. (a)	400,000	3,336
Alexion Pharmaceuticals, Inc. (a)	289,400	28,228
Amgen, Inc.	575,000	57,805
ARIAD Pharmaceuticals, Inc. (a)	782,600	14,353
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	280,000	$ 66,497
BioMarin Pharmaceutical, Inc. (a)	300,000	18,810
Clovis Oncology, Inc. (a)	164,600	6,021
Gilead Sciences, Inc. (a)	1,600,000	87,168
Infinity Pharmaceuticals, Inc. (a)	126,800	3,417
InterMune, Inc. (a)(d)	550,000	5,434
KYTHERA Biopharmaceuticals, Inc.	171,300	3,664
MannKind Corp. (a)(d)	500,000	3,335
Medivation, Inc. (a)	750,000	36,420
Onyx Pharmaceuticals, Inc. (a)	250,000	23,863
Regeneron Pharmaceuticals, Inc. (a)	150,000	36,281
Synageva BioPharma Corp. (a)	375,000	15,458
United Therapeutics Corp. (a)	100,000	6,647
		416,737
Health Care Equipment & Supplies - 1.7%
Edwards Lifesciences Corp. (a)	475,000	31,569
Haemonetics Corp. (a)	300,000	12,384
The Cooper Companies, Inc.	200,000	22,602
		66,555
Health Care Providers & Services - 2.9%
Catamaran Corp. (a)	411,600	20,192
Express Scripts Holding Co. (a)	1,000,000	62,120
Qualicorp SA (a)	786,000	6,954
Tenet Healthcare Corp. (a)	500,000	23,685
		112,951
Pharmaceuticals - 4.0%
Allergan, Inc.	225,000	22,385
Eli Lilly & Co.	300,000	15,948
Jazz Pharmaceuticals PLC (a)	250,000	16,993
Pacira Pharmaceuticals, Inc. (a)(d)	100,000	2,930
Santarus, Inc. (a)	400,000	8,908
Valeant Pharmaceuticals International, Inc. (Canada) (a)	825,560	75,959
ViroPharma, Inc. (a)	400,000	11,000
		154,123
TOTAL HEALTH CARE		750,366
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 6.3%
Airlines - 4.8%
AMR Corp. (a)	4,000,000	$ 20,000
Copa Holdings SA Class A	113,000	14,839
Delta Air Lines, Inc. (a)	2,261,775	40,735
United Continental Holdings, Inc. (a)	1,594,100	51,744
US Airways Group, Inc. (a)	3,350,000	58,860
		186,178
Electrical Equipment - 0.9%
Eaton Corp. PLC	500,000	33,030
Industrial Conglomerates - 0.1%
General Electric Co.	200,000	4,664
Professional Services - 0.5%
Bureau Veritas SA (d)	150,000	17,434
TOTAL INDUSTRIALS		241,306
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.2%
Alcatel-Lucent SA sponsored ADR (a)(d)	5,000,000	8,400
Computers & Peripherals - 5.7%
3D Systems Corp. (a)(d)	300,000	14,556
Apple, Inc.	454,300	204,279
		218,835
Internet Software & Services - 4.6%
Bankrate, Inc. (a)	1,171,600	16,766
Cornerstone OnDemand, Inc. (a)	283,600	11,526
eBay, Inc. (a)	900,000	48,690
Facebook, Inc. Class A	246,740	6,008
Google, Inc. Class A (a)	100,000	87,041
Liquidity Services, Inc. (a)(d)	200,000	8,002
		178,033
IT Services - 1.0%
FleetCor Technologies, Inc. (a)	150,000	13,062
Visa, Inc. Class A	150,000	26,721
		39,783
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor Holdings I Ltd. (a)(d)	1,260,800	20,072
NXP Semiconductors NV (a)	448,100	13,824
		33,896
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.5%
CommVault Systems, Inc. (a)	250,000	$ 17,500
Tableau Software, Inc.	7,000	358
		17,858
TOTAL INFORMATION TECHNOLOGY		496,805
MATERIALS - 4.3%
Chemicals - 4.3%
Axiall Corp.	335,500	14,477
Eastman Chemical Co.	500,000	35,860
LyondellBasell Industries NV Class A (d)	721,500	48,088
Mexichem S.A.B. de CV	2,306,300	10,605
Rockwood Holdings, Inc.	203,300	13,552
Sherwin-Williams Co.	100,000	18,853
Westlake Chemical Corp.	267,700	25,003
		166,438
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	400,000	30,108
TOTAL COMMON STOCKS (Cost $2,874,819)		3,832,076
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.12% (b)	8,966,398	8,966
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	181,084,650	181,085
TOTAL MONEY MARKET FUNDS (Cost $190,051)		190,051
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $3,064,870)		4,022,127
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(181,310)
NET ASSETS - 100%		$ 3,840,817
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 7
Fidelity Securities Lending Cash Central Fund	1,041
Total	$ 1,048
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,154,205	$ 1,137,432	$ 16,773	$ -
Consumer Staples	143,081	138,292	4,789	-
Energy	436,154	436,154	-	-
Financials	413,613	413,613	-	-
Health Care	750,366	750,366	-	-
Industrials	241,306	241,306	-	-
Information Technology	496,805	496,805	-	-
Materials	166,438	166,438	-	-
Telecommunication Services	30,108	30,108	-	-
Money Market Funds	190,051	190,051	-	-
Total Investments in Securities:	$ 4,022,127	$ 4,000,565	$ 21,562	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.2%
Canada	2.5%
Netherlands	1.6%
Ireland	1.3%
Bailiwick of Jersey	1.2%
Mexico	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $174,738) - See accompanying schedule: Unaffiliated issuers (cost $2,874,819)	$ 3,832,076
Fidelity Central Funds (cost $190,051)	190,051
Total Investments (cost $3,064,870)		$ 4,022,127
Receivable for investments sold		36,649
Receivable for fund shares sold		1,082
Dividends receivable		2,121
Distributions receivable from Fidelity Central Funds		268
Prepaid expenses		1
Receivable from investment adviser for expense reductions		4
Other receivables		114
Total assets		4,062,366

Liabilities
Payable for investments purchased	$ 35,338
Payable for fund shares redeemed	3,076
Accrued management fee	1,274
Other affiliated payables	532
Other payables and accrued expenses	244
Collateral on securities loaned, at value	181,085
Total liabilities		221,549

Net Assets		$ 3,840,817
Net Assets consist of:
Paid in capital		$ 3,470,914
Undistributed net investment income		8,473
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(595,823)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		957,253
Net Assets		$ 3,840,817

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($3,376,282 ÷ 112,135.0 shares)	$ 30.11

Class K: Net Asset Value, offering price and redemption price per share ($464,535 ÷ 15,420.3 shares)	$ 30.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 26,041
Income from Fidelity Central Funds		1,048
Total income		27,089

Expenses
Management fee Basic fee	$ 10,120
Performance adjustment	(2,602)
Transfer agent fees	2,613
Accounting and security lending fees	519
Custodian fees and expenses	152
Independent trustees' compensation	11
Appreciation in deferred trustee compensation account	1
Registration fees	36
Audit	36
Legal	7
Miscellaneous	17
Total expenses before reductions	10,910
Expense reductions	(469)	10,441
Net investment income (loss)		16,648
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	188,583
Foreign currency transactions	(74)
Total net realized gain (loss)		188,509
Change in net unrealized appreciation (depreciation) on: Investment securities	413,092
Assets and liabilities in foreign currencies	8
Total change in net unrealized appreciation (depreciation)		413,100
Net gain (loss)		601,609
Net increase (decrease) in net assets resulting from operations		$ 618,257

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 16,648	$ 6,414
Net realized gain (loss)	188,509	161,122
Change in net unrealized appreciation (depreciation)	413,100	301,112
Net increase (decrease) in net assets resulting from operations	618,257	468,648
Distributions to shareholders from net investment income	(7,078)	(9,642)
Share transactions - net increase (decrease)	(212,572)	(575,793)
Total increase (decrease) in net assets	398,607	(116,787)

Net Assets
Beginning of period	3,442,210	3,558,997
End of period (including undistributed net investment income of $8,473 and distributions in excess of net investment income of $1,097, respectively)	$ 3,840,817	$ 3,442,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17	$ 27.60
Income from Investment Operations
Net investment income (loss) D	.13	.04	.05 G	(.03)	.06	.08
Net realized and unrealized gain (loss)	4.59	3.11	(.99)	4.26	4.96	(12.75)
Total from investment operations	4.72	3.15	(.94)	4.23	5.02	(12.67)
Distributions from net investment income	(.05)	(.06)	-	(.03)	(.09)	(.01)
Distributions from net realized gain	-	-	-	(.01)	-	(.75)
Total distributions	(.05)	(.06)	-	(.04)	(.09)	(.76)
Net asset value, end of period	$ 30.11	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17
Total Return B, C	18.59%	14.14%	(4.04)%	22.18%	35.62%	(47.19)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.78%	.70%	.92%	.92%	.91%
Expenses net of fee waivers, if any	.61% A	.78%	.70%	.92%	.92%	.91%
Expenses net of all reductions	.58% A	.77%	.70%	.92%	.91%	.90%
Net investment income (loss)	.90% A	.17%	.21% G	(.16)%	.36%	.34%
Supplemental Data
Net assets, end of period (in millions)	$ 3,376	$ 3,055	$ 3,272	$ 3,988	$ 3,824	$ 3,407
Portfolio turnover rate F	64% A	82%	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18	$ 28.56
Income from Investment Operations
Net investment income (loss) D	.14	.07	.08 G	- J	.09	.09
Net realized and unrealized gain (loss)	4.58	3.12	(1.00)	4.26	4.96	(14.47)
Total from investment operations	4.72	3.19	(.92)	4.26	5.05	(14.38)
Distributions from net investment income	(.08)	(.10)	-	(.07)	(.11)	-
Distributions from net realized gain	-	-	-	(.01)	-	-
Total distributions	(.08)	(.10)	-	(.07) K	(.11)	-
Net asset value, end of period	$ 30.12	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Total Return B, C	18.59%	14.33%	(3.95)%	22.37%	35.94%	(50.35)%
Ratios to Average Net Assets E, I
Expenses before reductions	.50% A	.66%	.57%	.78%	.73%	.79% A
Expenses net of fee waivers, if any	.50% A	.66%	.57%	.78%	.73%	.79% A
Expenses net of all reductions	.48% A	.65%	.57%	.77%	.72%	.78% A
Net investment income (loss)	1.01% A	.29%	.34% G	(.01)%	.56%	1.04% A
Supplemental Data
Net assets, end of period (in millions)	$ 465	$ 387	$ 287	$ 243	$ 178	$ 78
Portfolio turnover rate F	64% A	82%	93%	103%	173%	173%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

H For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 997,091
Gross unrealized depreciation	(44,897)
Net unrealized appreciation (depreciation) on securities and other investments	$ 952,194

Tax cost	$ 3,069,933

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (10,268)
2017	(772,898)
Total capital loss carryforward	$ (783,166)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,155,076 and $1,352,340, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .41% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,510.16
Class K	103.05
	$ 2,613

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $47 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 7,179.41%		$ -*

* Amount represents three hundred twenty-three dollars.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $1,710. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,041, including $281 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $465 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Independence	$ 5,850	$ 8,340
Class K	1,228	1,302
Total	$ 7,078	$ 9,642

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Independence
Shares sold	2,240	5,070	$ 62,647	$ 124,552
Reinvestment of distributions	227	385	5,750	8,196
Shares redeemed	(10,394)	(31,826)	(288,369)	(767,573)
Net increase (decrease)	(7,927)	(26,371)	$ (219,972)	$ (634,825)
Class K
Shares sold	2,909	6,495	$ 82,232	$ 157,578
Reinvestment of distributions	48	61	1,227	1,302
Shares redeemed	(2,744)	(4,148)	(76,059)	(99,848)
Net increase (decrease)	213	2,408	$ 7,400	$ 59,032

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-USAN-0713
1.786813.110

Fidelity®

Equity Dividend Income

Fund -
Class K

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Fidelity Equity Dividend Income	.66%
Actual		$ 1,000.00	$ 1,155.60	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class K	.53%
Actual		$ 1,000.00	$ 1,156.90	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	3.2
Wells Fargo & Co.	3.7	3.3
General Electric Co.	3.3	3.9
JPMorgan Chase & Co.	3.0	2.0
Procter & Gamble Co.	2.7	2.6
Cisco Systems, Inc.	2.7	1.2
Merck & Co., Inc.	2.6	2.6
Johnson & Johnson	2.5	2.2
Exxon Mobil Corp.	2.4	2.1
Pfizer, Inc.	2.3	2.9
	29.0
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	16.9
Health Care	12.8	12.5
Consumer Discretionary	11.9	12.1
Energy	11.3	12.6
Consumer Staples	10.9	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 98.4%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	10.2%	** Foreign investments	11.5%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Delphi Automotive PLC	286,800	$ 13,999
Automobiles - 0.4%
Ford Motor Co.	1,505,500	23,606
Diversified Consumer Services - 0.5%
H&R Block, Inc.	821,800	24,054
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	488,100	19,138
Cedar Fair LP (depositary unit)	418,700	17,129
Las Vegas Sands Corp.	230,200	13,329
McDonald's Corp.	228,200	22,037
Penn National Gaming, Inc. (a)	239,000	13,155
Texas Roadhouse, Inc. Class A	529,600	12,525
Wyndham Worldwide Corp.	437,500	25,428
Yum! Brands, Inc.	298,900	20,250
		142,991
Media - 4.5%
Comcast Corp. Class A	2,651,600	106,462
The Walt Disney Co.	793,600	50,060
Time Warner Cable, Inc.	237,704	22,703
Time Warner, Inc.	935,143	54,584
		233,809
Specialty Retail - 2.9%
Foot Locker, Inc.	660,900	22,682
Home Depot, Inc.	1,018,900	80,147
L Brands, Inc.	207,300	10,367
Lowe's Companies, Inc.	851,500	35,857
		149,053
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	171,900	31,606
TOTAL CONSUMER DISCRETIONARY		619,118
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	244,100	22,438
Dr. Pepper Snapple Group, Inc.	277,700	12,769
PepsiCo, Inc.	318,671	25,739
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	324,500	$ 16,418
The Coca-Cola Co.	524,184	20,962
		98,326
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	845,800	48,701
Food Products - 2.2%
Kellogg Co.	392,400	24,348
Kraft Foods Group, Inc.	349,247	19,254
Mondelez International, Inc.	1,411,541	41,584
Unilever NV (NY Reg.)	649,000	26,466
		111,652
Household Products - 3.1%
Energizer Holdings, Inc.	64,200	6,145
Procter & Gamble Co.	1,849,505	141,968
Reckitt Benckiser Group PLC	200,400	14,378
		162,491
Tobacco - 2.8%
Altria Group, Inc.	309,300	11,166
British American Tobacco PLC sponsored ADR	297,000	32,602
Japan Tobacco, Inc.	299,700	10,200
Lorillard, Inc.	505,200	21,441
Philip Morris International, Inc.	774,159	70,379
		145,788
TOTAL CONSUMER STAPLES		566,958
ENERGY - 11.3%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	730,000	43,924
Oil, Gas & Consumable Fuels - 10.4%
Access Midstream Partners LP	382,558	16,458
Canadian Natural Resources Ltd.	987,200	29,423
Chevron Corp.	1,623,370	199,270
Enterprise Products Partners LP	111,700	6,634
EV Energy Partners LP	38	1
Exxon Mobil Corp.	1,364,556	123,451
Murphy Oil Corp.	453,300	28,703
Occidental Petroleum Corp.	855,000	78,720
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,563,600	$ 55,007
Western Gas Partners LP	84,000	4,942
		542,609
TOTAL ENERGY		586,533
FINANCIALS - 21.2%
Capital Markets - 2.2%
BlackRock, Inc. Class A	181,500	50,675
KKR & Co. LP	1,906,800	37,144
The Blackstone Group LP	1,161,700	25,430
		113,249
Commercial Banks - 8.8%
Barclays PLC sponsored ADR (d)	1,289,400	24,744
Commerce Bancshares, Inc.	322,305	14,027
Cullen/Frost Bankers, Inc.	401,400	25,830
Huntington Bancshares, Inc.	2,195,900	17,018
M&T Bank Corp.	346,909	36,391
National Penn Bancshares, Inc.	1,107,900	10,946
PNC Financial Services Group, Inc.	831,400	59,561
U.S. Bancorp	2,185,700	76,631
Wells Fargo & Co.	4,754,908	192,812
		457,960
Consumer Finance - 0.4%
Capital One Financial Corp.	342,300	20,856
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	2,894,122	157,990
The NASDAQ Stock Market, Inc.	738,000	23,217
		181,207
Insurance - 3.9%
ACE Ltd.	312,400	28,016
Axis Capital Holdings Ltd.	693,600	30,213
esure Group PLC	1,668,300	7,896
Marsh & McLennan Companies, Inc.	488,200	19,538
MetLife, Inc.	1,984,029	87,714
The Travelers Companies, Inc.	325,300	27,234
		200,611
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	1,332,000	30,623
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	730,500	$ 18,620
Home Properties, Inc.	408,100	24,800
Ventas, Inc.	516,213	36,842
Weyerhaeuser Co.	498,839	14,875
		125,760
TOTAL FINANCIALS		1,099,643
HEALTH CARE - 12.8%
Biotechnology - 1.0%
Amgen, Inc.	526,900	52,969
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	609,800	38,192
Pharmaceuticals - 11.0%
AbbVie, Inc.	875,700	37,384
Eli Lilly & Co.	667,552	35,487
GlaxoSmithKline PLC	2,346,523	60,712
Johnson & Johnson	1,528,366	128,658
Merck & Co., Inc.	2,870,728	134,063
Pfizer, Inc.	4,373,435	119,089
Sanofi SA	539,421	57,518
		572,911
TOTAL HEALTH CARE		664,072
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	631,000	49,508
United Technologies Corp.	515,030	48,876
		98,384
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	313,600	26,938
Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	353,500	7,229
Edenred SA	165,000	5,275
Republic Services, Inc.	455,311	15,526
Waste Management, Inc.	294,700	12,357
West Corp.	530,400	12,146
		52,533
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Eaton Corp. PLC	493,300	$ 32,587
Industrial Conglomerates - 4.1%
3M Co.	386,500	42,619
General Electric Co.	7,366,397	171,784
		214,403
Machinery - 0.8%
Cummins, Inc.	177,500	21,234
Illinois Tool Works, Inc.	186,700	13,093
Stanley Black & Decker, Inc.	108,700	8,611
		42,938
TOTAL INDUSTRIALS		467,783
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.7%
Cisco Systems, Inc.	5,725,800	137,877
Computers & Peripherals - 1.0%
Apple, Inc.	84,200	37,863
EMC Corp.	667,500	16,527
		54,390
IT Services - 3.3%
Accenture PLC Class A	514,500	42,246
Automatic Data Processing, Inc.	425,600	29,247
Fidelity National Information Services, Inc.	979,300	43,971
IBM Corp.	133,300	27,729
Paychex, Inc.	807,600	30,067
		173,260
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	514,900	23,649
Intel Corp.	1,973,800	47,924
Linear Technology Corp.	441,900	16,571
		88,144
Software - 1.7%
Microsoft Corp.	2,493,726	86,981
TOTAL INFORMATION TECHNOLOGY		540,652
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	536,300	$ 29,920
Eastman Chemical Co.	259,100	18,583
LyondellBasell Industries NV Class A (d)	381,300	25,414
The Dow Chemical Co.	1,088,132	37,497
		111,414
Paper & Forest Products - 0.6%
International Paper Co.	723,000	33,366
TOTAL MATERIALS		144,780
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
CenturyLink, Inc.	366,300	12,509
Verizon Communications, Inc.	2,253,400	109,245
		121,754
UTILITIES - 5.8%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	612,577	28,068
Edison International	971,857	44,647
FirstEnergy Corp.	237,100	9,249
Hawaiian Electric Industries, Inc.	565,000	14,786
NextEra Energy, Inc.	674,172	50,981
Northeast Utilities	884,100	36,840
PPL Corp.	838,109	24,892
		209,463
Gas Utilities - 0.4%
Atmos Energy Corp.	421,100	17,779
Multi-Utilities - 1.4%
NiSource, Inc.	565,000	16,232
PG&E Corp.	238,800	10,725
Sempra Energy	568,200	46,195
		73,152
TOTAL UTILITIES		300,394
TOTAL COMMON STOCKS (Cost $4,266,595)		5,111,687
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	58,320,944	$ 58,321
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,219,925	26,220
TOTAL MONEY MARKET FUNDS (Cost $84,541)		84,541
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,351,136)		5,196,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83)
NET ASSETS - 100%		$ 5,196,145
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	275
Total	$ 308
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 619,118	$ 619,118	$ -	$ -
Consumer Staples	566,958	556,758	10,200	-
Energy	586,533	586,533	-	-
Financials	1,099,643	1,099,643	-	-
Health Care	664,072	545,842	118,230	-
Industrials	467,783	467,783	-	-
Information Technology	540,652	540,652	-	-
Materials	144,780	144,780	-	-
Telecommunication Services	121,754	121,754	-	-
Utilities	300,394	300,394	-	-
Money Market Funds	84,541	84,541	-	-
Total Investments in Securities:	$ 5,196,228	$ 5,067,798	$ 128,430	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.8%
United Kingdom	3.9%
Ireland	1.5%
France	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,599) - See accompanying schedule: Unaffiliated issuers (cost $4,266,595)	$ 5,111,687
Fidelity Central Funds (cost $84,541)	84,541
Total Investments (cost $4,351,136)		$ 5,196,228
Foreign currency held at value (cost $149)		149
Receivable for investments sold		31,969
Receivable for fund shares sold		2,230
Dividends receivable		15,600
Distributions receivable from Fidelity Central Funds		203
Prepaid expenses		2
Receivable from investment adviser for expense reductions		6
Other receivables		415
Total assets		5,246,802

Liabilities
Payable for investments purchased	$ 16,630
Payable for fund shares redeemed	4,571
Accrued management fee	2,052
Other affiliated payables	794
Other payables and accrued expenses	390
Collateral on securities loaned, at value	26,220
Total liabilities		50,657

Net Assets		$ 5,196,145
Net Assets consist of:
Paid in capital		$ 5,240,260
Undistributed net investment income		25,294
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(914,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		845,067
Net Assets		$ 5,196,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Fidelity Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($4,780,104 ÷ 214,221 shares)	$ 22.31

Class K: Net Asset Value, offering price and redemption price per share ($416,041 ÷ 18,647 shares)	$ 22.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 78,706
Income from Fidelity Central Funds		308
Total income		79,014

Expenses
Management fee	$ 11,841
Transfer agent fees	4,122
Accounting and security lending fees	547
Custodian fees and expenses	46
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	1
Registration fees	62
Audit	39
Legal	11
Interest	5
Miscellaneous	28
Total expenses before reductions	16,718
Expense reductions	(657)	16,061
Net investment income (loss)		62,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,859
Foreign currency transactions	67
Total net realized gain (loss)		262,926
Change in net unrealized appreciation (depreciation) on: Investment securities	428,966
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		428,910
Net gain (loss)		691,836
Net increase (decrease) in net assets resulting from operations		$ 754,789

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,953	$ 119,127
Net realized gain (loss)	262,926	290,909
Change in net unrealized appreciation (depreciation)	428,910	355,711
Net increase (decrease) in net assets resulting from operations	754,789	765,747
Distributions to shareholders from net investment income	(62,013)	(112,043)
Share transactions - net increase (decrease)	(598,221)	(94,096)
Total increase (decrease) in net assets	94,555	559,608

Net Assets
Beginning of period	5,101,590	4,541,982
End of period (including undistributed net investment income of $25,294 and undistributed net investment income of $24,354, respectively)	$ 5,196,145	$ 5,101,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Equity Dividend Income

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29
Income from Investment Operations
Net investment income (loss) D	.25	.46	.33	.26	.27	.33
Net realized and unrealized gain (loss)	2.76	2.48	.21	.63	2.86	(9.72)
Total from investment operations	3.01	2.94	.54	.89	3.13	(9.39)
Distributions from net investment income	(.24)	(.43)	(.32)	(.24)	(.29)	(.36)
Distributions from net realized gain	-	-	-	-	-	(1.22)
Total distributions	(.24)	(.43)	(.32)	(.24)	(.29)	(1.58)
Net asset value, end of period	$ 22.31	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32
Total Return B,C	15.56%	17.42%	3.17%	5.57%	24.07%	(41.13)%
Ratios to Average Net Assets E,G
Expenses before reductions	.66% A	.67%	.68%	.69%	.75%	.67%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.69%	.75%	.67%
Expenses net of all reductions	.63% A	.66%	.67%	.69%	.74%	.67%
Net investment income (loss)	2.40% A	2.45%	1.83%	1.57%	1.98%	1.70%
Supplemental Data
Net assets, end of period (in millions)	$ 4,780	$ 4,538	$ 4,198	$ 4,777	$ 5,288	$ 5,212
Portfolio turnover rate F	77% A	78%	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.27	.48	.35	.28	.29	.17
Net realized and unrealized gain (loss)	2.77	2.48	.21	.65	2.87	(8.08)
Total from investment operations	3.04	2.96	.56	.93	3.16	(7.91)
Distributions from net investment income	(.26)	(.46)	(.35)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 22.31	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Total Return B,C	15.69%	17.53%	3.26%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.54%	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.56%	.54% A
Expenses net of all reductions	.51% A	.53%	.53%	.54%	.56%	.54% A
Net investment income (loss)	2.53% A	2.58%	1.96%	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 416	$ 564	$ 344	$ 368	$ 208	$ 154
Portfolio turnover rate F	77% A	78%	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 863,854
Gross unrealized depreciation	(30,282)
Net unrealized appreciation (depreciation) on securities and other investments	$ 833,572

Tax cost	$ 4,362,656

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (161,900)
2017	(1,009,696)
Total capital loss carryforward	$ (1,171,596)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,963,840 and $2,572,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Equity Dividend Income	$ 3,977.17
Class K	145.05
	$ 4,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $50 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 31,135.33%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $275, including $4 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $651 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by fifty-two dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Fidelity Equity Dividend Income	$ 54,696	$ 100,863
Class K	7,317	11,180
Total	$ 62,013	$ 112,043

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Fidelity Equity Dividend Income
Shares sold	9,230	33,359	$ 192,680	$ 629,122
Reinvestment of distributions	2,573	5,140	51,810	95,357
Shares redeemed	(29,862)	(52,766)	(610,670)	(981,368)
Net increase (decrease)	(18,059)	(14,267)	$ (366,180)	$ (256,889)
Class K
Shares sold	3,467	13,352	$ 72,895	$ 250,702
Reinvestment of distributions	363	598	7,317	11,180
Shares redeemed	(14,039)	(5,288)	(312,253)	(99,089)
Net increase (decrease)	(10,209)	8,662	$ (232,041)	$ 162,793

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-K-USAN-0713
1.863199.104

Fidelity®

Equity Dividend Income

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Fidelity Equity Dividend Income	.66%
Actual		$ 1,000.00	$ 1,155.60	$ 3.55
HypotheticalA		$ 1,000.00	$ 1,021.64	$ 3.33
Class K	.53%
Actual		$ 1,000.00	$ 1,156.90	$ 2.85
HypotheticalA		$ 1,000.00	$ 1,022.29	$ 2.67

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	3.2
Wells Fargo & Co.	3.7	3.3
General Electric Co.	3.3	3.9
JPMorgan Chase & Co.	3.0	2.0
Procter & Gamble Co.	2.7	2.6
Cisco Systems, Inc.	2.7	1.2
Merck & Co., Inc.	2.6	2.6
Johnson & Johnson	2.5	2.2
Exxon Mobil Corp.	2.4	2.1
Pfizer, Inc.	2.3	2.9
	29.0
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	16.9
Health Care	12.8	12.5
Consumer Discretionary	11.9	12.1
Energy	11.3	12.6
Consumer Staples	10.9	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Stocks 98.4%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	10.2%	** Foreign investments	11.5%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.3%
Delphi Automotive PLC	286,800	$ 13,999
Automobiles - 0.4%
Ford Motor Co.	1,505,500	23,606
Diversified Consumer Services - 0.5%
H&R Block, Inc.	821,800	24,054
Hotels, Restaurants & Leisure - 2.7%
Brinker International, Inc.	488,100	19,138
Cedar Fair LP (depositary unit)	418,700	17,129
Las Vegas Sands Corp.	230,200	13,329
McDonald's Corp.	228,200	22,037
Penn National Gaming, Inc. (a)	239,000	13,155
Texas Roadhouse, Inc. Class A	529,600	12,525
Wyndham Worldwide Corp.	437,500	25,428
Yum! Brands, Inc.	298,900	20,250
		142,991
Media - 4.5%
Comcast Corp. Class A	2,651,600	106,462
The Walt Disney Co.	793,600	50,060
Time Warner Cable, Inc.	237,704	22,703
Time Warner, Inc.	935,143	54,584
		233,809
Specialty Retail - 2.9%
Foot Locker, Inc.	660,900	22,682
Home Depot, Inc.	1,018,900	80,147
L Brands, Inc.	207,300	10,367
Lowe's Companies, Inc.	851,500	35,857
		149,053
Textiles, Apparel & Luxury Goods - 0.6%
VF Corp.	171,900	31,606
TOTAL CONSUMER DISCRETIONARY		619,118
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Anheuser-Busch InBev SA NV ADR	244,100	22,438
Dr. Pepper Snapple Group, Inc.	277,700	12,769
PepsiCo, Inc.	318,671	25,739
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	324,500	$ 16,418
The Coca-Cola Co.	524,184	20,962
		98,326
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	845,800	48,701
Food Products - 2.2%
Kellogg Co.	392,400	24,348
Kraft Foods Group, Inc.	349,247	19,254
Mondelez International, Inc.	1,411,541	41,584
Unilever NV (NY Reg.)	649,000	26,466
		111,652
Household Products - 3.1%
Energizer Holdings, Inc.	64,200	6,145
Procter & Gamble Co.	1,849,505	141,968
Reckitt Benckiser Group PLC	200,400	14,378
		162,491
Tobacco - 2.8%
Altria Group, Inc.	309,300	11,166
British American Tobacco PLC sponsored ADR	297,000	32,602
Japan Tobacco, Inc.	299,700	10,200
Lorillard, Inc.	505,200	21,441
Philip Morris International, Inc.	774,159	70,379
		145,788
TOTAL CONSUMER STAPLES		566,958
ENERGY - 11.3%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	730,000	43,924
Oil, Gas & Consumable Fuels - 10.4%
Access Midstream Partners LP	382,558	16,458
Canadian Natural Resources Ltd.	987,200	29,423
Chevron Corp.	1,623,370	199,270
Enterprise Products Partners LP	111,700	6,634
EV Energy Partners LP	38	1
Exxon Mobil Corp.	1,364,556	123,451
Murphy Oil Corp.	453,300	28,703
Occidental Petroleum Corp.	855,000	78,720
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	1,563,600	$ 55,007
Western Gas Partners LP	84,000	4,942
		542,609
TOTAL ENERGY		586,533
FINANCIALS - 21.2%
Capital Markets - 2.2%
BlackRock, Inc. Class A	181,500	50,675
KKR & Co. LP	1,906,800	37,144
The Blackstone Group LP	1,161,700	25,430
		113,249
Commercial Banks - 8.8%
Barclays PLC sponsored ADR (d)	1,289,400	24,744
Commerce Bancshares, Inc.	322,305	14,027
Cullen/Frost Bankers, Inc.	401,400	25,830
Huntington Bancshares, Inc.	2,195,900	17,018
M&T Bank Corp.	346,909	36,391
National Penn Bancshares, Inc.	1,107,900	10,946
PNC Financial Services Group, Inc.	831,400	59,561
U.S. Bancorp	2,185,700	76,631
Wells Fargo & Co.	4,754,908	192,812
		457,960
Consumer Finance - 0.4%
Capital One Financial Corp.	342,300	20,856
Diversified Financial Services - 3.5%
JPMorgan Chase & Co.	2,894,122	157,990
The NASDAQ Stock Market, Inc.	738,000	23,217
		181,207
Insurance - 3.9%
ACE Ltd.	312,400	28,016
Axis Capital Holdings Ltd.	693,600	30,213
esure Group PLC	1,668,300	7,896
Marsh & McLennan Companies, Inc.	488,200	19,538
MetLife, Inc.	1,984,029	87,714
The Travelers Companies, Inc.	325,300	27,234
		200,611
Real Estate Investment Trusts - 2.4%
CBL & Associates Properties, Inc.	1,332,000	30,623
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Douglas Emmett, Inc.	730,500	$ 18,620
Home Properties, Inc.	408,100	24,800
Ventas, Inc.	516,213	36,842
Weyerhaeuser Co.	498,839	14,875
		125,760
TOTAL FINANCIALS		1,099,643
HEALTH CARE - 12.8%
Biotechnology - 1.0%
Amgen, Inc.	526,900	52,969
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	609,800	38,192
Pharmaceuticals - 11.0%
AbbVie, Inc.	875,700	37,384
Eli Lilly & Co.	667,552	35,487
GlaxoSmithKline PLC	2,346,523	60,712
Johnson & Johnson	1,528,366	128,658
Merck & Co., Inc.	2,870,728	134,063
Pfizer, Inc.	4,373,435	119,089
Sanofi SA	539,421	57,518
		572,911
TOTAL HEALTH CARE		664,072
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	631,000	49,508
United Technologies Corp.	515,030	48,876
		98,384
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	313,600	26,938
Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	353,500	7,229
Edenred SA	165,000	5,275
Republic Services, Inc.	455,311	15,526
Waste Management, Inc.	294,700	12,357
West Corp.	530,400	12,146
		52,533
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.7%
Eaton Corp. PLC	493,300	$ 32,587
Industrial Conglomerates - 4.1%
3M Co.	386,500	42,619
General Electric Co.	7,366,397	171,784
		214,403
Machinery - 0.8%
Cummins, Inc.	177,500	21,234
Illinois Tool Works, Inc.	186,700	13,093
Stanley Black & Decker, Inc.	108,700	8,611
		42,938
TOTAL INDUSTRIALS		467,783
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 2.7%
Cisco Systems, Inc.	5,725,800	137,877
Computers & Peripherals - 1.0%
Apple, Inc.	84,200	37,863
EMC Corp.	667,500	16,527
		54,390
IT Services - 3.3%
Accenture PLC Class A	514,500	42,246
Automatic Data Processing, Inc.	425,600	29,247
Fidelity National Information Services, Inc.	979,300	43,971
IBM Corp.	133,300	27,729
Paychex, Inc.	807,600	30,067
		173,260
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	514,900	23,649
Intel Corp.	1,973,800	47,924
Linear Technology Corp.	441,900	16,571
		88,144
Software - 1.7%
Microsoft Corp.	2,493,726	86,981
TOTAL INFORMATION TECHNOLOGY		540,652
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.8%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	536,300	$ 29,920
Eastman Chemical Co.	259,100	18,583
LyondellBasell Industries NV Class A (d)	381,300	25,414
The Dow Chemical Co.	1,088,132	37,497
		111,414
Paper & Forest Products - 0.6%
International Paper Co.	723,000	33,366
TOTAL MATERIALS		144,780
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
CenturyLink, Inc.	366,300	12,509
Verizon Communications, Inc.	2,253,400	109,245
		121,754
UTILITIES - 5.8%
Electric Utilities - 4.0%
American Electric Power Co., Inc.	612,577	28,068
Edison International	971,857	44,647
FirstEnergy Corp.	237,100	9,249
Hawaiian Electric Industries, Inc.	565,000	14,786
NextEra Energy, Inc.	674,172	50,981
Northeast Utilities	884,100	36,840
PPL Corp.	838,109	24,892
		209,463
Gas Utilities - 0.4%
Atmos Energy Corp.	421,100	17,779
Multi-Utilities - 1.4%
NiSource, Inc.	565,000	16,232
PG&E Corp.	238,800	10,725
Sempra Energy	568,200	46,195
		73,152
TOTAL UTILITIES		300,394
TOTAL COMMON STOCKS (Cost $4,266,595)		5,111,687
Money Market Funds - 1.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	58,320,944	$ 58,321
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	26,219,925	26,220
TOTAL MONEY MARKET FUNDS (Cost $84,541)		84,541
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,351,136)		5,196,228
NET OTHER ASSETS (LIABILITIES) - 0.0%		(83)
NET ASSETS - 100%		$ 5,196,145
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	275
Total	$ 308
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 619,118	$ 619,118	$ -	$ -
Consumer Staples	566,958	556,758	10,200	-
Energy	586,533	586,533	-	-
Financials	1,099,643	1,099,643	-	-
Health Care	664,072	545,842	118,230	-
Industrials	467,783	467,783	-	-
Information Technology	540,652	540,652	-	-
Materials	144,780	144,780	-	-
Telecommunication Services	121,754	121,754	-	-
Utilities	300,394	300,394	-	-
Money Market Funds	84,541	84,541	-	-
Total Investments in Securities:	$ 5,196,228	$ 5,067,798	$ 128,430	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	89.8%
United Kingdom	3.9%
Ireland	1.5%
France	1.2%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $25,599) - See accompanying schedule: Unaffiliated issuers (cost $4,266,595)	$ 5,111,687
Fidelity Central Funds (cost $84,541)	84,541
Total Investments (cost $4,351,136)		$ 5,196,228
Foreign currency held at value (cost $149)		149
Receivable for investments sold		31,969
Receivable for fund shares sold		2,230
Dividends receivable		15,600
Distributions receivable from Fidelity Central Funds		203
Prepaid expenses		2
Receivable from investment adviser for expense reductions		6
Other receivables		415
Total assets		5,246,802

Liabilities
Payable for investments purchased	$ 16,630
Payable for fund shares redeemed	4,571
Accrued management fee	2,052
Other affiliated payables	794
Other payables and accrued expenses	390
Collateral on securities loaned, at value	26,220
Total liabilities		50,657

Net Assets		$ 5,196,145
Net Assets consist of:
Paid in capital		$ 5,240,260
Undistributed net investment income		25,294
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(914,476)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		845,067
Net Assets		$ 5,196,145

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Fidelity Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($4,780,104 ÷ 214,221 shares)	$ 22.31

Class K: Net Asset Value, offering price and redemption price per share ($416,041 ÷ 18,647 shares)	$ 22.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 78,706
Income from Fidelity Central Funds		308
Total income		79,014

Expenses
Management fee	$ 11,841
Transfer agent fees	4,122
Accounting and security lending fees	547
Custodian fees and expenses	46
Independent trustees' compensation	16
Appreciation in deferred trustee compensation account	1
Registration fees	62
Audit	39
Legal	11
Interest	5
Miscellaneous	28
Total expenses before reductions	16,718
Expense reductions	(657)	16,061
Net investment income (loss)		62,953
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	262,859
Foreign currency transactions	67
Total net realized gain (loss)		262,926
Change in net unrealized appreciation (depreciation) on: Investment securities	428,966
Assets and liabilities in foreign currencies	(56)
Total change in net unrealized appreciation (depreciation)		428,910
Net gain (loss)		691,836
Net increase (decrease) in net assets resulting from operations		$ 754,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,953	$ 119,127
Net realized gain (loss)	262,926	290,909
Change in net unrealized appreciation (depreciation)	428,910	355,711
Net increase (decrease) in net assets resulting from operations	754,789	765,747
Distributions to shareholders from net investment income	(62,013)	(112,043)
Share transactions - net increase (decrease)	(598,221)	(94,096)
Total increase (decrease) in net assets	94,555	559,608

Net Assets
Beginning of period	5,101,590	4,541,982
End of period (including undistributed net investment income of $25,294 and undistributed net investment income of $24,354, respectively)	$ 5,196,145	$ 5,101,590

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Equity Dividend Income

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32	$ 24.29
Income from Investment Operations
Net investment income (loss) D	.25	.46	.33	.26	.27	.33
Net realized and unrealized gain (loss)	2.76	2.48	.21	.63	2.86	(9.72)
Total from investment operations	3.01	2.94	.54	.89	3.13	(9.39)
Distributions from net investment income	(.24)	(.43)	(.32)	(.24)	(.29)	(.36)
Distributions from net realized gain	-	-	-	-	-	(1.22)
Total distributions	(.24)	(.43)	(.32)	(.24)	(.29)	(1.58)
Net asset value, end of period	$ 22.31	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32
Total Return B,C	15.56%	17.42%	3.17%	5.57%	24.07%	(41.13)%
Ratios to Average Net Assets E,G
Expenses before reductions	.66% A	.67%	.68%	.69%	.75%	.67%
Expenses net of fee waivers, if any	.66% A	.67%	.68%	.69%	.75%	.67%
Expenses net of all reductions	.63% A	.66%	.67%	.69%	.74%	.67%
Net investment income (loss)	2.40% A	2.45%	1.83%	1.57%	1.98%	1.70%
Supplemental Data
Net assets, end of period (in millions)	$ 4,780	$ 4,538	$ 4,198	$ 4,777	$ 5,288	$ 5,212
Portfolio turnover rate F	77% A	78%	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32	$ 21.42
Income from Investment Operations
Net investment income (loss) D	.27	.48	.35	.28	.29	.17
Net realized and unrealized gain (loss)	2.77	2.48	.21	.65	2.87	(8.08)
Total from investment operations	3.04	2.96	.56	.93	3.16	(7.91)
Distributions from net investment income	(.26)	(.46)	(.35)	(.27)	(.32)	(.19)
Net asset value, end of period	$ 22.31	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Total Return B,C	15.69%	17.53%	3.26%	5.80%	24.30%	(37.13)%
Ratios to Average Net Assets E,H
Expenses before reductions	.53% A	.54%	.54%	.54%	.56%	.54% A
Expenses net of fee waivers, if any	.53% A	.54%	.54%	.54%	.56%	.54% A
Expenses net of all reductions	.51% A	.53%	.53%	.54%	.56%	.54% A
Net investment income (loss)	2.53% A	2.58%	1.96%	1.72%	2.17%	2.11% A
Supplemental Data
Net assets, end of period (in millions)	$ 416	$ 564	$ 344	$ 368	$ 208	$ 154
Portfolio turnover rate F	77% A	78%	82%	30%	75%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to November 30, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Fidelity Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 863,854
Gross unrealized depreciation	(30,282)
Net unrealized appreciation (depreciation) on securities and other investments	$ 833,572

Tax cost	$ 4,362,656

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (161,900)
2017	(1,009,696)
Total capital loss carryforward	$ (1,171,596)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,963,840 and $2,572,677, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Fidelity Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Fidelity Equity Dividend Income	$ 3,977.17
Class K	145.05
	$ 4,122

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $50 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 31,135.33%		$ 5

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit - continued

amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Fund. Total security lending income during the period amounted to $275, including $4 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $651 for the period.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody fee by fifty-two dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $6.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Fidelity Equity Dividend Income	$ 54,696	$ 100,863
Class K	7,317	11,180
Total	$ 62,013	$ 112,043

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Fidelity Equity Dividend Income
Shares sold	9,230	33,359	$ 192,680	$ 629,122
Reinvestment of distributions	2,573	5,140	51,810	95,357
Shares redeemed	(29,862)	(52,766)	(610,670)	(981,368)
Net increase (decrease)	(18,059)	(14,267)	$ (366,180)	$ (256,889)
Class K
Shares sold	3,467	13,352	$ 72,895	$ 250,702
Reinvestment of distributions	363	598	7,317	11,180
Shares redeemed	(14,039)	(5,288)	(312,253)	(99,089)
Net increase (decrease)	(10,209)	8,662	$ (232,041)	$ 162,793

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-USAN-0713
1.786811.110

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,176.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.34%
Actual		$ 1,000.00	$ 1,174.00	$ 7.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.87%
Actual		$ 1,000.00	$ 1,170.70	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 1,171.20	$ 9.74
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Convertible Securities	.75%
Actual		$ 1,000.00	$ 1,177.50	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,177.60	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	8.0	7.7
Wells Fargo & Co. 7.50%	6.6	7.5
Ford Motor Co. 4.25% 11/15/16	5.9	5.4
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.7
Citigroup, Inc.	3.9	3.1
Alpha Natural Resources, Inc. 3.75% 12/15/17	3.8	0.0
Bank of America Corp. Series L, 7.25%	2.7	2.9
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.2
Peabody Energy Corp. 4.75% 12/15/66	2.6	2.6
Tenet Healthcare Corp.	2.0	2.0
	42.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.5
Information Technology	19.6	19.0
Financials	14.9	15.7
Industrials	12.2	11.9
Energy	9.7	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Convertible Securities 80.9%		Convertible Securities 88.9%
	Stocks 9.3%		Stocks 5.3%
	Nonconvertible Bonds 0.1%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 9.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
	Floating Rate Loans 0.0%		Floating Rate Loans 0.6%
* Foreign investments	2.4%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 60.1%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 5.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 120,886
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	93,873
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	7,156
Media - 1.7%
Virgin Media, Inc. 6.5% 11/15/16	8,000	21,179
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	14,723
		35,902
TOTAL CONSUMER DISCRETIONARY		257,817
CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,298
Food Products - 1.4%
Smithfield Foods, Inc. 4% 6/30/13	22,250	29,346
TOTAL CONSUMER STAPLES		43,644
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. 3.75% 12/15/17	73,900	78,061
Chesapeake Energy Corp. 2.5% 5/15/37	24,000	23,923
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	20,481
Peabody Energy Corp. 4.75% 12/15/66	62,250	53,574
Western Refining, Inc. 5.75% 6/15/14	7,295	25,145
		201,184
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	14,101
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,385
TOTAL FINANCIALS		16,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 1.5%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 31,000
Health Care Providers & Services - 1.4%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,162
3.75% 12/15/25	3,610	6,516
3.75% 4/1/42	10,000	12,088
WellPoint, Inc. 2.75% 10/15/42 (d)	6,830	8,495
		29,261
Pharmaceuticals - 0.9%
Akorn, Inc. 3.5% 6/1/16	5,000	8,938
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (d)	6,000	8,988
		17,926
TOTAL HEALTH CARE		78,187
INDUSTRIALS - 10.8%
Airlines - 4.3%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	54,864
UAL Corp.:
4.5% 6/30/21 (d)	10,500	11,117
4.5% 6/30/21	5,000	5,294
6% 10/15/29	3,600	13,550
US Airways Group, Inc. 7% 9/30/20 (d)	4,810	4,459
		89,284
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	18,000	15,660
Electrical Equipment - 0.9%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	18,386
Machinery - 3.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,493
2.375% 5/15/26	8,000	7,990
3.5% 4/1/18	12,860	13,407
Terex Corp. 4% 6/1/15	9,590	21,741
Trinity Industries, Inc. 3.875% 6/1/36	15,000	17,456
		66,087
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (d)	$ 32,000	$ 3,040
Road & Rail - 1.5%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	31,356
TOTAL INDUSTRIALS		223,813
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 3.1%
EMC Corp.:
1.75% 12/1/13 (d)	17,000	26,224
1.75% 12/1/13	10,000	15,426
NetApp, Inc. 1.75% 7/1/13	19,800	22,666
		64,316
Electronic Equipment & Components - 1.4%
SYNNEX Corp. 4% 5/15/18	10,000	13,863
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,168
2.25% 5/15/41 (d)	7,000	6,628
		28,659
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,888
Semiconductors & Semiconductor Equipment - 8.8%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	12,819
1.625% 2/15/33 (d)	5,000	6,350
1.875% 8/1/31	30,000	39,338
2.125% 2/15/33 (d)	5,000	6,344
3.125% 5/1/32 (d)	23,000	31,913
Novellus Systems, Inc. 2.625% 5/15/41	20,000	29,988
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	6,033
2.625% 12/15/26	29,512	34,861
Xilinx, Inc. 3.125% 3/15/37	10,000	14,225
		181,871
Software - 3.8%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	33,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc.: - continued
2.75% 11/1/31	$ 32,000	$ 33,160
Symantec Corp. 1% 6/15/13	10,000	11,963
		78,544
TOTAL INFORMATION TECHNOLOGY		368,278
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	5,000	6,806
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,198
		12,004
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,253
7% 3/15/15	10,000	11,750
		39,003
TOTAL CONVERTIBLE BONDS		1,240,416
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	1,215	1,245
TOTAL CORPORATE BONDS (Cost $1,079,064)		1,241,661
Common Stocks - 9.3%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	686	1
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.7%
Diversified Financial Services - 3.9%
Citigroup, Inc.	1,545,034	$ 80,326
Insurance - 0.8%
MetLife, Inc.	141,160	6,241
MetLife, Inc. unit	200,000	10,626
		16,867
TOTAL FINANCIALS		97,193
HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Tenet Healthcare Corp. (a)	871,302	41,274
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	7,208
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	9,995
TOTAL INDUSTRIALS		17,203
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.3%
Viasystems Group, Inc. (a)	549,643	6,936
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	1,205,802	14,084
ON Semiconductor Corp. (a)	1,716,800	14,696
		28,780
TOTAL INFORMATION TECHNOLOGY		35,716
TOTAL COMMON STOCKS (Cost $129,719)		191,387
Convertible Preferred Stocks - 20.8%

CONSUMER DISCRETIONARY - 8.6%
Automobiles - 8.0%
General Motors Co. 4.75%	3,385,300	165,231
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 12,470
TOTAL CONSUMER DISCRETIONARY		177,701
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Bunge Ltd. 4.875%	237,000	24,300
Post Holdings, Inc. 3.75% (d)	100,000	10,587
		34,887
FINANCIALS - 9.4%
Commercial Banks - 6.7%
Huntington Bancshares, Inc. 8.50%	2,100	2,783
Wells Fargo & Co. 7.50%	108,432	136,082
		138,865
Diversified Financial Services - 2.7%
Bank of America Corp. Series L, 7.25%	47,085	55,937
TOTAL FINANCIALS		194,802
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,758
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	7,828
TOTAL INDUSTRIALS		10,586
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 6.00%	568,500	11,973
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $397,103)		429,949
Money Market Funds - 8.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $181,281)	181,280,659	$ 181,281
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,787,167)		2,044,278
NET OTHER ASSETS (LIABILITIES) - 0.9%		17,757
NET ASSETS - 100%		$ 2,062,035
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,774,000 or 7.5% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,702	$ 165,231	$ 12,470	$ 1
Consumer Staples	34,887	-	34,887	-
Financials	291,995	281,369	10,626	-
Health Care	41,274	41,274	-	-
Industrials	27,789	27,789	-	-
Information Technology	35,716	35,716	-	-
Materials	11,973	-	11,973	-
Corporate Bonds	1,241,661	35,583	1,206,078	-
Money Market Funds	181,281	181,281	-	-
Total Investments in Securities:	$ 2,044,278	$ 768,243	$ 1,276,034	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 39,362
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	11.2%
BB	17.0%
B	16.5%
CCC,CC,C	4.5%
Not Rated	8.6%
Equities	30.1%
Short-Term Investments and Net Other Assets	9.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,605,886)	$ 1,862,997
Fidelity Central Funds (cost $181,281)	181,281
Total Investments (cost $1,787,167)		$ 2,044,278
Receivable for investments sold		14,310
Receivable for fund shares sold		3,795
Dividends receivable		4,496
Interest receivable		8,457
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		1
Receivable from investment adviser for expense reductions		4
Total assets		2,075,358

Liabilities
Payable for investments purchased	$ 10,426
Payable for fund shares redeemed	1,556
Accrued management fee	942
Distribution and service plan fees payable	28
Other affiliated payables	332
Other payables and accrued expenses	39
Total liabilities		13,323

Net Assets		$ 2,062,035
Net Assets consist of:
Paid in capital		$ 1,809,197
Undistributed net investment income		18,853
Accumulated undistributed net realized gain (loss) on investments		(23,126)
Net unrealized appreciation (depreciation) on investments		257,111
Net Assets		$ 2,062,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,472 ÷ 2,355.2 shares)	$ 29.07

Maximum offering price per share (100/94.25 of $29.07)	$ 30.84
Class T: Net Asset Value and redemption price per share ($5,269 ÷ 181.1 shares)	$ 29.09

Maximum offering price per share (100/96.50 of $29.09)	$ 30.15
Class B: Net Asset Value and offering price per share ($1,202 ÷ 41.4 shares)A	$ 29.03

Class C: Net Asset Value and offering price per share ($15,222 ÷ 525.9 shares)A	$ 28.94

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,946,221 ÷ 66,722.6 shares)	$ 29.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,649 ÷ 880.3 shares)	$ 29.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 11,793
Interest		20,857
Income from Fidelity Central Funds		70
Total income		32,720

Expenses
Management fee Basic fee	$ 4,399
Performance adjustment	728
Transfer agent fees	1,643
Distribution and service plan fees	140
Accounting fees and expenses	294
Custodian fees and expenses	12
Independent trustees' compensation	6
Registration fees	88
Audit	42
Legal	20
Miscellaneous	10
Total expenses before reductions	7,382
Expense reductions	(17)	7,365
Net investment income (loss)		25,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,590
Change in net unrealized appreciation (depreciation) on investment securities		233,051
Net gain (loss)		286,641
Net increase (decrease) in net assets resulting from operations		$ 311,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,355	$ 59,644
Net realized gain (loss)	53,590	89,704
Change in net unrealized appreciation (depreciation)	233,051	88,621
Net increase (decrease) in net assets resulting from operations	311,996	237,969
Distributions to shareholders from net investment income	(28,767)	(59,846)
Share transactions - net increase (decrease)	(11,993)	(365,491)
Total increase (decrease) in net assets	271,236	(187,368)

Net Assets
Beginning of period	1,790,799	1,978,167
End of period (including undistributed net investment income of $18,853 and undistributed net investment income of $22,265, respectively)	$ 2,062,035	$ 1,790,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.68	.72	.75	.58
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.53
Total from investment operations	4.37	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 29.07	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	17.60%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of fee waivers, if any	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of all reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Net investment income (loss)	2.38% A	2.79%	2.84%	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.28	.60	.65	.69	.57
Net realized and unrealized gain (loss)	4.05	2.22	(1.34)	3.01	8.52
Total from investment operations	4.33	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.33)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 29.09	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	17.40%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.34% A	1.36%	1.17%	1.13%	1.25% A
Net investment income (loss)	2.04% A	2.47%	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.47	.51	.56	.50
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.51
Total from investment operations	4.25	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.26)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 29.03	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	17.07%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.86% A	1.88%	1.73%	1.69%	1.78% A
Net investment income (loss)	1.52% A	1.95%	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.49	.51	.56	.47
Net realized and unrealized gain (loss)	4.03	2.22	(1.33)	3.01	8.53
Total from investment operations	4.24	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.27)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 28.94	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	17.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Net investment income (loss)	1.58% A	2.01%	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Income from Investment Operations
Net investment income (loss) D	.36	.75	.79	.81	.96	.76
Net realized and unrealized gain (loss)	4.06	2.23	(1.35)	3.02	7.78	(14.43)
Total from investment operations	4.42	2.98	(.56)	3.83	8.74	(13.67)
Distributions from net investment income	(.41)	(.74)	(.81)	(.84)	(.99)	(.64)
Distributions from net realized gain	-	-	-	-	-	(.85)
Total distributions	(.41)	(.74)	(.81)	(.84)	(.99)	(1.49)
Net asset value, end of period	$ 29.17	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Total Return B,C	17.75%	13.20%	(2.54)%	18.37%	67.65%	(50.09)%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.76%	.61%	.59%	.70%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.61%	.59%	.69%	.78%
Expenses net of all reductions	.75% A	.76%	.61%	.59%	.69%	.78%
Net investment income (loss)	2.64% A	3.07%	3.12%	3.57%	5.59%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 1,946	$ 1,733	$ 1,904	$ 2,287	$ 2,340	$ 1,439
Portfolio turnover rate F	18% A	20%	24%	28%	31%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.36	.74	.77	.80	.63
Net realized and unrealized gain (loss)	4.05	2.22	(1.33)	3.02	8.54
Total from investment operations	4.41	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.40)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 29.14	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	17.76%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.80%	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.78% A	.80%	.65%	.60%	.73% A
Expenses net of all reductions	.78% A	.80%	.65%	.60%	.73% A
Net investment income (loss)	2.60% A	3.03%	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rate F	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 339,478
Gross unrealized depreciation	(78,568)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,910

Tax cost	$ 1,783,368

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,032)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,501 and $310,941, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57	$ 1
Class T	.25%	.25%	12	-*
Class B	.75%	.25%	5	4
Class C	.75%	.25%	66	16
			$ 140	$ 21

* Amount represents sixty-one dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	1
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39.17
Class T	6.26
Class B	1.29
Class C	15.22
Convertible Securities	1,561.17
Institutional Class	21.20
	$ 1,643

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were one hundred and forty-eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by seventy-eight dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 561	$ 865
Class T	57	117
Class B	9	22
Class C	135	260
Convertible Securities	27,722	57,928
Institutional Class	283	654
Total	$ 28,767	$ 59,846

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,486	480	$ 40,917	$ 11,783
Reinvestment of distributions	12	27	323	640
Shares redeemed	(162)	(929)	(4,391)	(22,024)
Net increase (decrease)	1,336	(422)	$ 36,849	$ (9,601)
Class T
Shares sold	32	56	$ 893	$ 1,360
Reinvestment of distributions	2	4	54	107
Shares redeemed	(27)	(83)	(733)	(2,026)
Net increase (decrease)	7	(23)	$ 214	$ (559)
Class B
Shares sold	9	6	$ 240	$ 170
Reinvestment of distributions	-	1	7	16
Shares redeemed	(5)	(19)	(121)	(471)
Net increase (decrease)	4	(12)	$ 126	$ (285)
Class C
Shares sold	93	193	$ 2,548	$ 4,749
Reinvestment of distributions	4	8	105	188
Shares redeemed	(64)	(264)	(1,727)	(6,350)
Net increase (decrease)	33	(63)	$ 926	$ (1,413)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Convertible Securities
Shares sold	4,835	9,218	$ 132,518	$ 227,133
Reinvestment of distributions	949	2,124	24,835	51,180
Shares redeemed	(7,958)	(25,498)	(215,907)	(621,362)
Net increase (decrease)	(2,174)	(14,156)	$ (58,554)	$ (343,049)
Institutional Class
Shares sold	475	712	$ 12,892	$ 17,355
Reinvestment of distributions	8	17	212	397
Shares redeemed	(172)	(1,164)	(4,658)	(28,336)
Net increase (decrease)	311	(435)	$ 8,446	$ (10,584)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CVS-USAN-0713
1.786810.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity® Convertible Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,176.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.34%
Actual		$ 1,000.00	$ 1,174.00	$ 7.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.87%
Actual		$ 1,000.00	$ 1,170.70	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 1,171.20	$ 9.74
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Convertible Securities	.75%
Actual		$ 1,000.00	$ 1,177.50	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,177.60	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	8.0	7.7
Wells Fargo & Co. 7.50%	6.6	7.5
Ford Motor Co. 4.25% 11/15/16	5.9	5.4
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.7
Citigroup, Inc.	3.9	3.1
Alpha Natural Resources, Inc. 3.75% 12/15/17	3.8	0.0
Bank of America Corp. Series L, 7.25%	2.7	2.9
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.2
Peabody Energy Corp. 4.75% 12/15/66	2.6	2.6
Tenet Healthcare Corp.	2.0	2.0
	42.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.5
Information Technology	19.6	19.0
Financials	14.9	15.7
Industrials	12.2	11.9
Energy	9.7	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Convertible Securities 80.9%		Convertible Securities 88.9%
	Stocks 9.3%		Stocks 5.3%
	Nonconvertible Bonds 0.1%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 9.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
	Floating Rate Loans 0.0%		Floating Rate Loans 0.6%
* Foreign investments	2.4%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 60.1%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 5.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 120,886
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	93,873
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	7,156
Media - 1.7%
Virgin Media, Inc. 6.5% 11/15/16	8,000	21,179
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	14,723
		35,902
TOTAL CONSUMER DISCRETIONARY		257,817
CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,298
Food Products - 1.4%
Smithfield Foods, Inc. 4% 6/30/13	22,250	29,346
TOTAL CONSUMER STAPLES		43,644
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. 3.75% 12/15/17	73,900	78,061
Chesapeake Energy Corp. 2.5% 5/15/37	24,000	23,923
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	20,481
Peabody Energy Corp. 4.75% 12/15/66	62,250	53,574
Western Refining, Inc. 5.75% 6/15/14	7,295	25,145
		201,184
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	14,101
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,385
TOTAL FINANCIALS		16,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 1.5%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 31,000
Health Care Providers & Services - 1.4%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,162
3.75% 12/15/25	3,610	6,516
3.75% 4/1/42	10,000	12,088
WellPoint, Inc. 2.75% 10/15/42 (d)	6,830	8,495
		29,261
Pharmaceuticals - 0.9%
Akorn, Inc. 3.5% 6/1/16	5,000	8,938
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (d)	6,000	8,988
		17,926
TOTAL HEALTH CARE		78,187
INDUSTRIALS - 10.8%
Airlines - 4.3%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	54,864
UAL Corp.:
4.5% 6/30/21 (d)	10,500	11,117
4.5% 6/30/21	5,000	5,294
6% 10/15/29	3,600	13,550
US Airways Group, Inc. 7% 9/30/20 (d)	4,810	4,459
		89,284
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	18,000	15,660
Electrical Equipment - 0.9%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	18,386
Machinery - 3.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,493
2.375% 5/15/26	8,000	7,990
3.5% 4/1/18	12,860	13,407
Terex Corp. 4% 6/1/15	9,590	21,741
Trinity Industries, Inc. 3.875% 6/1/36	15,000	17,456
		66,087
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (d)	$ 32,000	$ 3,040
Road & Rail - 1.5%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	31,356
TOTAL INDUSTRIALS		223,813
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 3.1%
EMC Corp.:
1.75% 12/1/13 (d)	17,000	26,224
1.75% 12/1/13	10,000	15,426
NetApp, Inc. 1.75% 7/1/13	19,800	22,666
		64,316
Electronic Equipment & Components - 1.4%
SYNNEX Corp. 4% 5/15/18	10,000	13,863
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,168
2.25% 5/15/41 (d)	7,000	6,628
		28,659
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,888
Semiconductors & Semiconductor Equipment - 8.8%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	12,819
1.625% 2/15/33 (d)	5,000	6,350
1.875% 8/1/31	30,000	39,338
2.125% 2/15/33 (d)	5,000	6,344
3.125% 5/1/32 (d)	23,000	31,913
Novellus Systems, Inc. 2.625% 5/15/41	20,000	29,988
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	6,033
2.625% 12/15/26	29,512	34,861
Xilinx, Inc. 3.125% 3/15/37	10,000	14,225
		181,871
Software - 3.8%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	33,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc.: - continued
2.75% 11/1/31	$ 32,000	$ 33,160
Symantec Corp. 1% 6/15/13	10,000	11,963
		78,544
TOTAL INFORMATION TECHNOLOGY		368,278
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	5,000	6,806
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,198
		12,004
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,253
7% 3/15/15	10,000	11,750
		39,003
TOTAL CONVERTIBLE BONDS		1,240,416
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	1,215	1,245
TOTAL CORPORATE BONDS (Cost $1,079,064)		1,241,661
Common Stocks - 9.3%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	686	1
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.7%
Diversified Financial Services - 3.9%
Citigroup, Inc.	1,545,034	$ 80,326
Insurance - 0.8%
MetLife, Inc.	141,160	6,241
MetLife, Inc. unit	200,000	10,626
		16,867
TOTAL FINANCIALS		97,193
HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Tenet Healthcare Corp. (a)	871,302	41,274
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	7,208
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	9,995
TOTAL INDUSTRIALS		17,203
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.3%
Viasystems Group, Inc. (a)	549,643	6,936
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	1,205,802	14,084
ON Semiconductor Corp. (a)	1,716,800	14,696
		28,780
TOTAL INFORMATION TECHNOLOGY		35,716
TOTAL COMMON STOCKS (Cost $129,719)		191,387
Convertible Preferred Stocks - 20.8%

CONSUMER DISCRETIONARY - 8.6%
Automobiles - 8.0%
General Motors Co. 4.75%	3,385,300	165,231
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 12,470
TOTAL CONSUMER DISCRETIONARY		177,701
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Bunge Ltd. 4.875%	237,000	24,300
Post Holdings, Inc. 3.75% (d)	100,000	10,587
		34,887
FINANCIALS - 9.4%
Commercial Banks - 6.7%
Huntington Bancshares, Inc. 8.50%	2,100	2,783
Wells Fargo & Co. 7.50%	108,432	136,082
		138,865
Diversified Financial Services - 2.7%
Bank of America Corp. Series L, 7.25%	47,085	55,937
TOTAL FINANCIALS		194,802
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,758
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	7,828
TOTAL INDUSTRIALS		10,586
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 6.00%	568,500	11,973
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $397,103)		429,949
Money Market Funds - 8.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $181,281)	181,280,659	$ 181,281
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,787,167)		2,044,278
NET OTHER ASSETS (LIABILITIES) - 0.9%		17,757
NET ASSETS - 100%		$ 2,062,035
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,774,000 or 7.5% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,702	$ 165,231	$ 12,470	$ 1
Consumer Staples	34,887	-	34,887	-
Financials	291,995	281,369	10,626	-
Health Care	41,274	41,274	-	-
Industrials	27,789	27,789	-	-
Information Technology	35,716	35,716	-	-
Materials	11,973	-	11,973	-
Corporate Bonds	1,241,661	35,583	1,206,078	-
Money Market Funds	181,281	181,281	-	-
Total Investments in Securities:	$ 2,044,278	$ 768,243	$ 1,276,034	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 39,362
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	11.2%
BB	17.0%
B	16.5%
CCC,CC,C	4.5%
Not Rated	8.6%
Equities	30.1%
Short-Term Investments and Net Other Assets	9.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,605,886)	$ 1,862,997
Fidelity Central Funds (cost $181,281)	181,281
Total Investments (cost $1,787,167)		$ 2,044,278
Receivable for investments sold		14,310
Receivable for fund shares sold		3,795
Dividends receivable		4,496
Interest receivable		8,457
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		1
Receivable from investment adviser for expense reductions		4
Total assets		2,075,358

Liabilities
Payable for investments purchased	$ 10,426
Payable for fund shares redeemed	1,556
Accrued management fee	942
Distribution and service plan fees payable	28
Other affiliated payables	332
Other payables and accrued expenses	39
Total liabilities		13,323

Net Assets		$ 2,062,035
Net Assets consist of:
Paid in capital		$ 1,809,197
Undistributed net investment income		18,853
Accumulated undistributed net realized gain (loss) on investments		(23,126)
Net unrealized appreciation (depreciation) on investments		257,111
Net Assets		$ 2,062,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,472 ÷ 2,355.2 shares)	$ 29.07

Maximum offering price per share (100/94.25 of $29.07)	$ 30.84
Class T: Net Asset Value and redemption price per share ($5,269 ÷ 181.1 shares)	$ 29.09

Maximum offering price per share (100/96.50 of $29.09)	$ 30.15
Class B: Net Asset Value and offering price per share ($1,202 ÷ 41.4 shares)A	$ 29.03

Class C: Net Asset Value and offering price per share ($15,222 ÷ 525.9 shares)A	$ 28.94

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,946,221 ÷ 66,722.6 shares)	$ 29.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,649 ÷ 880.3 shares)	$ 29.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 11,793
Interest		20,857
Income from Fidelity Central Funds		70
Total income		32,720

Expenses
Management fee Basic fee	$ 4,399
Performance adjustment	728
Transfer agent fees	1,643
Distribution and service plan fees	140
Accounting fees and expenses	294
Custodian fees and expenses	12
Independent trustees' compensation	6
Registration fees	88
Audit	42
Legal	20
Miscellaneous	10
Total expenses before reductions	7,382
Expense reductions	(17)	7,365
Net investment income (loss)		25,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,590
Change in net unrealized appreciation (depreciation) on investment securities		233,051
Net gain (loss)		286,641
Net increase (decrease) in net assets resulting from operations		$ 311,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,355	$ 59,644
Net realized gain (loss)	53,590	89,704
Change in net unrealized appreciation (depreciation)	233,051	88,621
Net increase (decrease) in net assets resulting from operations	311,996	237,969
Distributions to shareholders from net investment income	(28,767)	(59,846)
Share transactions - net increase (decrease)	(11,993)	(365,491)
Total increase (decrease) in net assets	271,236	(187,368)

Net Assets
Beginning of period	1,790,799	1,978,167
End of period (including undistributed net investment income of $18,853 and undistributed net investment income of $22,265, respectively)	$ 2,062,035	$ 1,790,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.68	.72	.75	.58
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.53
Total from investment operations	4.37	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 29.07	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	17.60%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of fee waivers, if any	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of all reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Net investment income (loss)	2.38% A	2.79%	2.84%	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.28	.60	.65	.69	.57
Net realized and unrealized gain (loss)	4.05	2.22	(1.34)	3.01	8.52
Total from investment operations	4.33	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.33)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 29.09	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	17.40%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.34% A	1.36%	1.17%	1.13%	1.25% A
Net investment income (loss)	2.04% A	2.47%	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.47	.51	.56	.50
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.51
Total from investment operations	4.25	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.26)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 29.03	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	17.07%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.86% A	1.88%	1.73%	1.69%	1.78% A
Net investment income (loss)	1.52% A	1.95%	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.49	.51	.56	.47
Net realized and unrealized gain (loss)	4.03	2.22	(1.33)	3.01	8.53
Total from investment operations	4.24	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.27)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 28.94	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	17.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Net investment income (loss)	1.58% A	2.01%	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Income from Investment Operations
Net investment income (loss) D	.36	.75	.79	.81	.96	.76
Net realized and unrealized gain (loss)	4.06	2.23	(1.35)	3.02	7.78	(14.43)
Total from investment operations	4.42	2.98	(.56)	3.83	8.74	(13.67)
Distributions from net investment income	(.41)	(.74)	(.81)	(.84)	(.99)	(.64)
Distributions from net realized gain	-	-	-	-	-	(.85)
Total distributions	(.41)	(.74)	(.81)	(.84)	(.99)	(1.49)
Net asset value, end of period	$ 29.17	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Total Return B,C	17.75%	13.20%	(2.54)%	18.37%	67.65%	(50.09)%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.76%	.61%	.59%	.70%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.61%	.59%	.69%	.78%
Expenses net of all reductions	.75% A	.76%	.61%	.59%	.69%	.78%
Net investment income (loss)	2.64% A	3.07%	3.12%	3.57%	5.59%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 1,946	$ 1,733	$ 1,904	$ 2,287	$ 2,340	$ 1,439
Portfolio turnover rate F	18% A	20%	24%	28%	31%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.36	.74	.77	.80	.63
Net realized and unrealized gain (loss)	4.05	2.22	(1.33)	3.02	8.54
Total from investment operations	4.41	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.40)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 29.14	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	17.76%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.80%	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.78% A	.80%	.65%	.60%	.73% A
Expenses net of all reductions	.78% A	.80%	.65%	.60%	.73% A
Net investment income (loss)	2.60% A	3.03%	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rate F	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 339,478
Gross unrealized depreciation	(78,568)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,910

Tax cost	$ 1,783,368

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,032)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,501 and $310,941, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57	$ 1
Class T	.25%	.25%	12	-*
Class B	.75%	.25%	5	4
Class C	.75%	.25%	66	16
			$ 140	$ 21

* Amount represents sixty-one dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	1
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39.17
Class T	6.26
Class B	1.29
Class C	15.22
Convertible Securities	1,561.17
Institutional Class	21.20
	$ 1,643

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were one hundred and forty-eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by seventy-eight dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 561	$ 865
Class T	57	117
Class B	9	22
Class C	135	260
Convertible Securities	27,722	57,928
Institutional Class	283	654
Total	$ 28,767	$ 59,846

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,486	480	$ 40,917	$ 11,783
Reinvestment of distributions	12	27	323	640
Shares redeemed	(162)	(929)	(4,391)	(22,024)
Net increase (decrease)	1,336	(422)	$ 36,849	$ (9,601)
Class T
Shares sold	32	56	$ 893	$ 1,360
Reinvestment of distributions	2	4	54	107
Shares redeemed	(27)	(83)	(733)	(2,026)
Net increase (decrease)	7	(23)	$ 214	$ (559)
Class B
Shares sold	9	6	$ 240	$ 170
Reinvestment of distributions	-	1	7	16
Shares redeemed	(5)	(19)	(121)	(471)
Net increase (decrease)	4	(12)	$ 126	$ (285)
Class C
Shares sold	93	193	$ 2,548	$ 4,749
Reinvestment of distributions	4	8	105	188
Shares redeemed	(64)	(264)	(1,727)	(6,350)
Net increase (decrease)	33	(63)	$ 926	$ (1,413)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Convertible Securities
Shares sold	4,835	9,218	$ 132,518	$ 227,133
Reinvestment of distributions	949	2,124	24,835	51,180
Shares redeemed	(7,958)	(25,498)	(215,907)	(621,362)
Net increase (decrease)	(2,174)	(14,156)	$ (58,554)	$ (343,049)
Institutional Class
Shares sold	475	712	$ 12,892	$ 17,355
Reinvestment of distributions	8	17	212	397
Shares redeemed	(172)	(1,164)	(4,658)	(28,336)
Net increase (decrease)	311	(435)	$ 8,446	$ (10,584)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ACVS-USAN-0713
1.884069.104

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Institutional Class

Semiannual Report

May 31, 2013

(Fidelity Cover Art)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2012 to May 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2012	Ending Account Value May 31, 2013	Expenses Paid During Period* December 1, 2012 to May 31, 2013
Class A	1.00%
Actual		$ 1,000.00	$ 1,176.00	$ 5.43
Hypothetical A		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.34%
Actual		$ 1,000.00	$ 1,174.00	$ 7.26
Hypothetical A		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.87%
Actual		$ 1,000.00	$ 1,170.70	$ 10.12
Hypothetical A		$ 1,000.00	$ 1,015.61	$ 9.40
Class C	1.80%
Actual		$ 1,000.00	$ 1,171.20	$ 9.74
Hypothetical A		$ 1,000.00	$ 1,015.96	$ 9.05
Convertible Securities	.75%
Actual		$ 1,000.00	$ 1,177.50	$ 4.07
Hypothetical A		$ 1,000.00	$ 1,021.19	$ 3.78
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,177.60	$ 4.23
Hypothetical A		$ 1,000.00	$ 1,021.04	$ 3.93

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
General Motors Co. 4.75%	8.0	7.7
Wells Fargo & Co. 7.50%	6.6	7.5
Ford Motor Co. 4.25% 11/15/16	5.9	5.4
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.7
Citigroup, Inc.	3.9	3.1
Alpha Natural Resources, Inc. 3.75% 12/15/17	3.8	0.0
Bank of America Corp. Series L, 7.25%	2.7	2.9
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.2
Peabody Energy Corp. 4.75% 12/15/66	2.6	2.6
Tenet Healthcare Corp.	2.0	2.0
	42.8
Top Five Market Sectors as of May 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	21.5
Information Technology	19.6	19.0
Financials	14.9	15.7
Industrials	12.2	11.9
Energy	9.7	13.3
Asset Allocation (% of fund's net assets)
As of May 31, 2013*		As of November 30, 2012**
	Convertible Securities 80.9%		Convertible Securities 88.9%
	Stocks 9.3%		Stocks 5.3%
	Nonconvertible Bonds 0.1%		Nonconvertible Bonds 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 9.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.6%
	Floating Rate Loans 0.0%		Floating Rate Loans 0.6%
* Foreign investments	2.4%	** Foreign investments	2.1%

Semiannual Report

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 60.1%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 5.9%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 120,886
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	93,873
Household Durables - 0.3%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	5,000	7,156
Media - 1.7%
Virgin Media, Inc. 6.5% 11/15/16	8,000	21,179
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	14,723
		35,902
TOTAL CONSUMER DISCRETIONARY		257,817
CONSUMER STAPLES - 2.1%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,298
Food Products - 1.4%
Smithfield Foods, Inc. 4% 6/30/13	22,250	29,346
TOTAL CONSUMER STAPLES		43,644
ENERGY - 9.7%
Oil, Gas & Consumable Fuels - 9.7%
Alpha Natural Resources, Inc. 3.75% 12/15/17	73,900	78,061
Chesapeake Energy Corp. 2.5% 5/15/37	24,000	23,923
Cobalt International Energy, Inc. 2.625% 12/1/19	18,920	20,481
Peabody Energy Corp. 4.75% 12/15/66	62,250	53,574
Western Refining, Inc. 5.75% 6/15/14	7,295	25,145
		201,184
FINANCIALS - 0.8%
Insurance - 0.7%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	14,101
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,385
TOTAL FINANCIALS		16,486
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 1.5%
Alere, Inc. 3% 5/15/16	$ 31,000	$ 31,000
Health Care Providers & Services - 1.4%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,162
3.75% 12/15/25	3,610	6,516
3.75% 4/1/42	10,000	12,088
WellPoint, Inc. 2.75% 10/15/42 (d)	6,830	8,495
		29,261
Pharmaceuticals - 0.9%
Akorn, Inc. 3.5% 6/1/16	5,000	8,938
Isis Pharmaceuticals, Inc. 2.75% 10/1/19 (d)	6,000	8,988
		17,926
TOTAL HEALTH CARE		78,187
INDUSTRIALS - 10.8%
Airlines - 4.3%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	54,864
UAL Corp.:
4.5% 6/30/21 (d)	10,500	11,117
4.5% 6/30/21	5,000	5,294
6% 10/15/29	3,600	13,550
US Airways Group, Inc. 7% 9/30/20 (d)	4,810	4,459
		89,284
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	18,000	15,660
Electrical Equipment - 0.9%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	18,386
Machinery - 3.2%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	5,493
2.375% 5/15/26	8,000	7,990
3.5% 4/1/18	12,860	13,407
Terex Corp. 4% 6/1/15	9,590	21,741
Trinity Industries, Inc. 3.875% 6/1/36	15,000	17,456
		66,087
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 0.1%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (d)	$ 32,000	$ 3,040
Road & Rail - 1.5%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	31,356
TOTAL INDUSTRIALS		223,813
INFORMATION TECHNOLOGY - 17.9%
Computers & Peripherals - 3.1%
EMC Corp.:
1.75% 12/1/13 (d)	17,000	26,224
1.75% 12/1/13	10,000	15,426
NetApp, Inc. 1.75% 7/1/13	19,800	22,666
		64,316
Electronic Equipment & Components - 1.4%
SYNNEX Corp. 4% 5/15/18	10,000	13,863
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,168
2.25% 5/15/41 (d)	7,000	6,628
		28,659
Internet Software & Services - 0.8%
VeriSign, Inc. 3.25% 8/15/37	10,000	14,888
Semiconductors & Semiconductor Equipment - 8.8%
Micron Technology, Inc.:
1.5% 8/1/31	10,000	12,819
1.625% 2/15/33 (d)	5,000	6,350
1.875% 8/1/31	30,000	39,338
2.125% 2/15/33 (d)	5,000	6,344
3.125% 5/1/32 (d)	23,000	31,913
Novellus Systems, Inc. 2.625% 5/15/41	20,000	29,988
ON Semiconductor Corp.:
2.625% 12/15/26	5,818	6,033
2.625% 12/15/26	29,512	34,861
Xilinx, Inc. 3.125% 3/15/37	10,000	14,225
		181,871
Software - 3.8%
Nuance Communications, Inc.:
2.75% 8/15/27	28,085	33,421
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc.: - continued
2.75% 11/1/31	$ 32,000	$ 33,160
Symantec Corp. 1% 6/15/13	10,000	11,963
		78,544
TOTAL INFORMATION TECHNOLOGY		368,278
MATERIALS - 0.6%
Metals & Mining - 0.6%
Alcoa, Inc. 5.25% 3/15/14	5,000	6,806
Horsehead Holding Corp. 3.8% 7/1/17	5,000	5,198
		12,004
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	27,253
7% 3/15/15	10,000	11,750
		39,003
TOTAL CONVERTIBLE BONDS		1,240,416
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
The Bon-Ton Department Stores, Inc. 8% 6/15/21 (d)	1,215	1,245
TOTAL CORPORATE BONDS (Cost $1,079,064)		1,241,661
Common Stocks - 9.3%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
HMH Holdings, Inc. warrants 6/22/19 (a)(e)	686	1
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 4.7%
Diversified Financial Services - 3.9%
Citigroup, Inc.	1,545,034	$ 80,326
Insurance - 0.8%
MetLife, Inc.	141,160	6,241
MetLife, Inc. unit	200,000	10,626
		16,867
TOTAL FINANCIALS		97,193
HEALTH CARE - 2.0%
Health Care Providers & Services - 2.0%
Tenet Healthcare Corp. (a)	871,302	41,274
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	7,208
Machinery - 0.5%
Ingersoll-Rand PLC	173,739	9,995
TOTAL INDUSTRIALS		17,203
INFORMATION TECHNOLOGY - 1.7%
Electronic Equipment & Components - 0.3%
Viasystems Group, Inc. (a)	549,643	6,936
Semiconductors & Semiconductor Equipment - 1.4%
Micron Technology, Inc. (a)	1,205,802	14,084
ON Semiconductor Corp. (a)	1,716,800	14,696
		28,780
TOTAL INFORMATION TECHNOLOGY		35,716
TOTAL COMMON STOCKS (Cost $129,719)		191,387
Convertible Preferred Stocks - 20.8%

CONSUMER DISCRETIONARY - 8.6%
Automobiles - 8.0%
General Motors Co. 4.75%	3,385,300	165,231
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 12,470
TOTAL CONSUMER DISCRETIONARY		177,701
CONSUMER STAPLES - 1.7%
Food Products - 1.7%
Bunge Ltd. 4.875%	237,000	24,300
Post Holdings, Inc. 3.75% (d)	100,000	10,587
		34,887
FINANCIALS - 9.4%
Commercial Banks - 6.7%
Huntington Bancshares, Inc. 8.50%	2,100	2,783
Wells Fargo & Co. 7.50%	108,432	136,082
		138,865
Diversified Financial Services - 2.7%
Bank of America Corp. Series L, 7.25%	47,085	55,937
TOTAL FINANCIALS		194,802
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	2,758
Road & Rail - 0.4%
Genesee & Wyoming, Inc. 5.00%	62,000	7,828
TOTAL INDUSTRIALS		10,586
MATERIALS - 0.6%
Metals & Mining - 0.6%
ArcelorMittal SA 6.00%	568,500	11,973
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $397,103)		429,949
Money Market Funds - 8.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $181,281)	181,280,659	$ 181,281
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $1,787,167)		2,044,278
NET OTHER ASSETS (LIABILITIES) - 0.9%		17,757
NET ASSETS - 100%		$ 2,062,035
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,774,000 or 7.5% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 70
Other Information

The following is a summary of the inputs used, as of May 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 177,702	$ 165,231	$ 12,470	$ 1
Consumer Staples	34,887	-	34,887	-
Financials	291,995	281,369	10,626	-
Health Care	41,274	41,274	-	-
Industrials	27,789	27,789	-	-
Information Technology	35,716	35,716	-	-
Materials	11,973	-	11,973	-
Corporate Bonds	1,241,661	35,583	1,206,078	-
Money Market Funds	181,281	181,281	-	-
Total Investments in Securities:	$ 2,044,278	$ 768,243	$ 1,276,034	$ 1

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 39,362
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	2.4%
BBB	11.2%
BB	17.0%
B	16.5%
CCC,CC,C	4.5%
Not Rated	8.6%
Equities	30.1%
Short-Term Investments and Net Other Assets	9.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,605,886)	$ 1,862,997
Fidelity Central Funds (cost $181,281)	181,281
Total Investments (cost $1,787,167)		$ 2,044,278
Receivable for investments sold		14,310
Receivable for fund shares sold		3,795
Dividends receivable		4,496
Interest receivable		8,457
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		1
Receivable from investment adviser for expense reductions		4
Total assets		2,075,358

Liabilities
Payable for investments purchased	$ 10,426
Payable for fund shares redeemed	1,556
Accrued management fee	942
Distribution and service plan fees payable	28
Other affiliated payables	332
Other payables and accrued expenses	39
Total liabilities		13,323

Net Assets		$ 2,062,035
Net Assets consist of:
Paid in capital		$ 1,809,197
Undistributed net investment income		18,853
Accumulated undistributed net realized gain (loss) on investments		(23,126)
Net unrealized appreciation (depreciation) on investments		257,111
Net Assets		$ 2,062,035

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,472 ÷ 2,355.2 shares)	$ 29.07

Maximum offering price per share (100/94.25 of $29.07)	$ 30.84
Class T: Net Asset Value and redemption price per share ($5,269 ÷ 181.1 shares)	$ 29.09

Maximum offering price per share (100/96.50 of $29.09)	$ 30.15
Class B: Net Asset Value and offering price per share ($1,202 ÷ 41.4 shares)A	$ 29.03

Class C: Net Asset Value and offering price per share ($15,222 ÷ 525.9 shares)A	$ 28.94

Convertible Securities: Net Asset Value, offering price and redemption price per share ($1,946,221 ÷ 66,722.6 shares)	$ 29.17

Institutional Class: Net Asset Value, offering price and redemption price per share ($25,649 ÷ 880.3 shares)	$ 29.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)

Investment Income
Dividends		$ 11,793
Interest		20,857
Income from Fidelity Central Funds		70
Total income		32,720

Expenses
Management fee Basic fee	$ 4,399
Performance adjustment	728
Transfer agent fees	1,643
Distribution and service plan fees	140
Accounting fees and expenses	294
Custodian fees and expenses	12
Independent trustees' compensation	6
Registration fees	88
Audit	42
Legal	20
Miscellaneous	10
Total expenses before reductions	7,382
Expense reductions	(17)	7,365
Net investment income (loss)		25,355
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		53,590
Change in net unrealized appreciation (depreciation) on investment securities		233,051
Net gain (loss)		286,641
Net increase (decrease) in net assets resulting from operations		$ 311,996

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2013 (Unaudited)	Year ended November 30, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,355	$ 59,644
Net realized gain (loss)	53,590	89,704
Change in net unrealized appreciation (depreciation)	233,051	88,621
Net increase (decrease) in net assets resulting from operations	311,996	237,969
Distributions to shareholders from net investment income	(28,767)	(59,846)
Share transactions - net increase (decrease)	(11,993)	(365,491)
Total increase (decrease) in net assets	271,236	(187,368)

Net Assets
Beginning of period	1,790,799	1,978,167
End of period (including undistributed net investment income of $18,853 and undistributed net investment income of $22,265, respectively)	$ 2,062,035	$ 1,790,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.33	.68	.72	.75	.58
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.53
Total from investment operations	4.37	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.38)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 29.07	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total Return B,C,D	17.60%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F,I
Expenses before reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of fee waivers, if any	1.00% A	1.04%	.88%	.87%	1.04% A
Expenses net of all reductions	1.00% A	1.04%	.88%	.87%	1.04% A
Net investment income (loss)	2.38% A	2.79%	2.84%	3.29%	3.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 69	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.28	.60	.65	.69	.57
Net realized and unrealized gain (loss)	4.05	2.22	(1.34)	3.01	8.52
Total from investment operations	4.33	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.33)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 29.09	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total Return B,C,D	17.40%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of fee waivers, if any	1.34% A	1.36%	1.18%	1.13%	1.25% A
Expenses net of all reductions	1.34% A	1.36%	1.17%	1.13%	1.25% A
Net investment income (loss)	2.04% A	2.47%	2.55%	3.03%	3.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.47	.51	.56	.50
Net realized and unrealized gain (loss)	4.04	2.22	(1.34)	3.01	8.51
Total from investment operations	4.25	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.26)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 29.03	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total Return B,C,D	17.07%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F,I
Expenses before reductions	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of fee waivers, if any	1.87% A	1.88%	1.73%	1.69%	1.78% A
Expenses net of all reductions	1.86% A	1.88%	1.73%	1.69%	1.78% A
Net investment income (loss)	1.52% A	1.95%	2.00%	2.47%	3.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss) E	.21	.49	.51	.56	.47
Net realized and unrealized gain (loss)	4.03	2.22	(1.33)	3.01	8.53
Total from investment operations	4.24	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.27)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 28.94	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total Return B,C,D	17.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F,I
Expenses before reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of fee waivers, if any	1.80% A	1.82%	1.67%	1.66%	1.80% A
Expenses net of all reductions	1.80% A	1.82%	1.67%	1.66%	1.80% A
Net investment income (loss)	1.58% A	2.01%	2.06%	2.50%	3.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rate G	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55	$ 28.71
Income from Investment Operations
Net investment income (loss) D	.36	.75	.79	.81	.96	.76
Net realized and unrealized gain (loss)	4.06	2.23	(1.35)	3.02	7.78	(14.43)
Total from investment operations	4.42	2.98	(.56)	3.83	8.74	(13.67)
Distributions from net investment income	(.41)	(.74)	(.81)	(.84)	(.99)	(.64)
Distributions from net realized gain	-	-	-	-	-	(.85)
Total distributions	(.41)	(.74)	(.81)	(.84)	(.99)	(1.49)
Net asset value, end of period	$ 29.17	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Total Return B,C	17.75%	13.20%	(2.54)%	18.37%	67.65%	(50.09)%
Ratios to Average Net Assets E,G
Expenses before reductions	.75% A	.76%	.61%	.59%	.70%	.78%
Expenses net of fee waivers, if any	.75% A	.76%	.61%	.59%	.69%	.78%
Expenses net of all reductions	.75% A	.76%	.61%	.59%	.69%	.78%
Net investment income (loss)	2.64% A	3.07%	3.12%	3.57%	5.59%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 1,946	$ 1,733	$ 1,904	$ 2,287	$ 2,340	$ 1,439
Portfolio turnover rate F	18% A	20%	24%	28%	31%	39%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2013	Years ended November 30,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss) D	.36	.74	.77	.80	.63
Net realized and unrealized gain (loss)	4.05	2.22	(1.33)	3.02	8.54
Total from investment operations	4.41	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.40)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 29.14	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total Return B,C	17.76%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E,H
Expenses before reductions	.78% A	.80%	.65%	.60%	.73% A
Expenses net of fee waivers, if any	.78% A	.80%	.65%	.60%	.73% A
Expenses net of all reductions	.78% A	.80%	.65%	.60%	.73% A
Net investment income (loss)	2.60% A	3.03%	3.07%	3.56%	4.19% A
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rate F	18% A	20%	24%	28%	31%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to November 30, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange- Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2013, including information on transfers between Levels 1 and 2 is included at the end of Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 339,478
Gross unrealized depreciation	(78,568)
Net unrealized appreciation (depreciation) on securities and other investments	$ 260,910

Tax cost	$ 1,783,368

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (73,032)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $164,501 and $310,941, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 57	$ 1
Class T	.25%	.25%	12	-*
Class B	.75%	.25%	5	4
Class C	.75%	.25%	66	16
			$ 140	$ 21

* Amount represents sixty-one dollars

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 7
Class T	1
Class B*	1
Class C*	1
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39.17
Class T	6.26
Class B	1.29
Class C	15.22
Convertible Securities	1,561.17
Institutional Class	21.20
	$ 1,643

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were one hundred and forty-eight dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $13 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by seventy-eight dollars.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2013	Year ended November 30, 2012
From net investment income
Class A	$ 561	$ 865
Class T	57	117
Class B	9	22
Class C	135	260
Convertible Securities	27,722	57,928
Institutional Class	283	654
Total	$ 28,767	$ 59,846

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Class A
Shares sold	1,486	480	$ 40,917	$ 11,783
Reinvestment of distributions	12	27	323	640
Shares redeemed	(162)	(929)	(4,391)	(22,024)
Net increase (decrease)	1,336	(422)	$ 36,849	$ (9,601)
Class T
Shares sold	32	56	$ 893	$ 1,360
Reinvestment of distributions	2	4	54	107
Shares redeemed	(27)	(83)	(733)	(2,026)
Net increase (decrease)	7	(23)	$ 214	$ (559)
Class B
Shares sold	9	6	$ 240	$ 170
Reinvestment of distributions	-	1	7	16
Shares redeemed	(5)	(19)	(121)	(471)
Net increase (decrease)	4	(12)	$ 126	$ (285)
Class C
Shares sold	93	193	$ 2,548	$ 4,749
Reinvestment of distributions	4	8	105	188
Shares redeemed	(64)	(264)	(1,727)	(6,350)
Net increase (decrease)	33	(63)	$ 926	$ (1,413)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2013	Year ended November 30, 2012	Six months ended May 31, 2013	Year ended November 30, 2012
Convertible Securities
Shares sold	4,835	9,218	$ 132,518	$ 227,133
Reinvestment of distributions	949	2,124	24,835	51,180
Shares redeemed	(7,958)	(25,498)	(215,907)	(621,362)
Net increase (decrease)	(2,174)	(14,156)	$ (58,554)	$ (343,049)
Institutional Class
Shares sold	475	712	$ 12,892	$ 17,355
Reinvestment of distributions	8	17	212	397
Shares redeemed	(172)	(1,164)	(4,658)	(28,336)
Net increase (decrease)	311	(435)	$ 8,446	$ (10,584)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ACVSI-USAN-0713
1.884061.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 24, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 24, 2013